December 31, 1999


                             (GRAPHIC APPEARS HERE)

                                                 BT Mutual Funds


Cash Management Fund
Treasury Money Fund
NY Tax Free Money Fund
Tax Free Money Fund
       Annual Report



       Trust: BT Investment Funds
       Investment Advisor: Bankers Trust Company

BT Investment Funds

Table of Contents


           Letter to Shareholders                                     3

           Investment Funds

                  Statements of Assets and Liabilities                7
                  Statements of Operations                            7
                  Statements of Changes in Net Assets                 8
                  Financial Highlights                                9
                  Notes to Financial Statements                      11
                  Report of Independent Accountants                  13
                  Tax Information                                    13


           Portfolios

                 Schedules of Portfolio Investments                  14
                 Statements of Assets and Liabilities                30
                 Statements of Operations                            30
                 Statements of Changes in Net Assets                 31
                 Financial Highlights                                32
                 Notes to Financial Statements                       33
                  Report of Independent Accountants                  35

           Proxy Results                                             36



                                ---------------
           The Funds are not insured by the FDIC and are not a deposit, obligation of or guaranteed by Bankers Trust Company. The Funds are subject to investment risks, including possible loss of principal amounts invested.
                                ---------------

BT Investment Funds

Letter to Shareholders


We are pleased to present you with this annual report for the Investment Funds, providing a detailed review of the markets, the Portfolios, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.


MARKET ACTIVITY
Three major factors impacted the money markets over the annual period ended December 31, 1999 -- the ongoing extraordinary performance of the U.S. economy, the actions of the Federal Reserve Board, and the liquidity concerns surrounding Y2K. These factors combined to push yields on short-term money market securities significantly higher.

Rapid U.S. economic growth, benign inflation, the lowest unemployment rate in a generation, and a spectacular runup in the U.S. equity market gave consumers the confidence necessary to utilize their purchasing power.
o Housing, retail sales, and auto sales were all at historic levels.
o Subdued wage demands, competitive pressures, productivity improvements and global overcapacity combined to keep prices in check.
o Simultaneously, foreign economies around the world showed clear signs of recovery, with growth rates in Europe and Asia, in particular, increasing throughout the year.

The Federal Reserve Board raised interest rates three times during 1999.
o The Federal Reserve Board argued that the pace of the economy could not be indefinitely supported by labor force growth and productivity and thus may rekindle inflation.
o Consequently, on June 30, August 24, and November 16, the Federal Reserve Board raised interest rates by 0.25% each time, leaving the targeted federal funds rate at 5.50% at the end of the year.

Money market investors and issuers alike believed liquidity would be scarce over year-end, as anticipation of Y2K grew increasingly uncertain over the last quarter of 1999.
o Both corporate and asset-backed issuers flooded the market with paper early in the fourth quarter, hoping to secure their year-end financing.
o To calm the markets, the Fed announced in October that it would provide the market with several liquidity programs, including a repurchase agreement facility with expanded collateral guidelines and a Standby Financing Facility.
o As with most other secular Y2K fears, the money markets' liquidity concerns also turned out to be for naught.

To a less dramatic degree, the municipal markets followed a similar trend as their taxable counterparts, with yields rising as ongoing U.S. economic strength, Fed tightening, and Y2K liquidity fears imposed pressure.

o The yield on one-year municipal notes rose 0.85%, to 3.95% on December 31, 1999 from 3.10% on January 1, 1999. This compares with one-year Treasury bills rising 1.43%, to 5.96% on December 31, 1999 from 4.53% on January 1, 1999.
o Supply, down approximately 20% over the first six months of the year compared to the same period in 1998, ended the twelve month period up approximately 6% over 1998, although most of that figure can be attributed to just a couple of issuers with unusually large note offerings. Overall, there remained a compelling lack of note issuance.
o On the positive side, strong demand for municipal securities partially offset some of the negative pressures causing the increase in yields.
o With the continued strength of the economy and tax coffers still healthy, credit quality continued to improve in the municipal market. For 1999, the ratio of upgrades to downgrades was 7:1, as compared to 5:1 in 1998.


INVESTMENT REVIEW

                                                                                                    Annualized 7 Day
                                                   Annualized 7 Day       Annualized 7 Day          Effective Taxable
Periods ended December 31, 1999                      Current Yield         Effective Yield          Equivalent Yield
Cash Management Fund(1)                                  5.21%                 5.35%                        --
IBC First Tier Retail Money Funds Average                5.15%                 5.29%                        --
---------------------------------------------------------------------------------------------------------------------
NY Tax Free Money Fund(1)                                3.49%                 3.56%                      6.60%
IBC State Specific Retail Money Funds Average            3.40%                 3.46%                        --
---------------------------------------------------------------------------------------------------------------------
Tax Free Money Fund(1)                                   3.50%                 3.56%                      5.89%
IBC Tax Free National Retail Money Funds Average         3.57%                 3.63%                        --
---------------------------------------------------------------------------------------------------------------------
Treasury Money Fund(1)                                   4.12%                 4.20%                        --
IBC U.S. Treasury and Repo Retail Money Funds Average    4.65%                 4.76%                        --

----------
(1) Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. "Current yield" refers to the income generated by an investment in the fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Taxable equivalent yield reflects the 1999 maximum 39.6% regular federal tax bracket and, for the NY Tax Free Money Fund, a combined regular federal, state and city tax bracket of 46.05%.

BT Investment Funds

Letter to Shareholders


Cash Management Fund
Through most of the first half of the year, we maintained a slightly long to the benchmark weighted average maturity position, taking advantage of the steeper yield curve and neutral Federal Reserve Board. Since the money markets had already priced in at least one interest rate hike by the time the Fed actually raised rates for the first time at the end of June, we were able to take advantage of the higher rates and extend the portfolio at that time.

During the second half of the year, money market issuers were very aggressive, seeking to extend their maturities into the year 2000 to avoid potential Y2K problems. This excessive issuance caused both an abnormally steep yield curve in fixed rate securities and wide yield spreads on floating rate notes. We took advantage of both--as well as the two Fed rate increases in the second half--by "barbelling" the portfolio with fixed securities and floating rate instruments. This strategy proved to be effective for the Portfolio. We also successfully maintained the liquidity necessary for potential Y2K problems by purchasing Treasury bills and other very liquid instruments during the last quarter of 1999.


       Ratings                Status at December 31, 1999
      S&P: AAA(4)           Seven day effective yield: 5.35%
     Moody's: AAA               Average maturity: 39 days
                                Net assets: $154.3 million


     Portfolio Diversification

                     By Asset Type as of December 31, 1999
                     (percentages are based on net assets)


                               (GRAPHIC APPEARS HERE)

            Yankee Certificates                               Commercial
            of Deposit 14%                                     Paper 36%

            Cash and Other
            Assets 3%

            Eurodollar
            Certificates                                 Eurodollar Time
            of Deposit 15%                                  Deposits 12%

            Floating Rate
            Notes 20%



NY Tax Free Money Fund(2)
We kept the Fund's weighted average maturity neutral to slightly short, usually within the 35 to 50 day range, through most of the year, as the Fed moved from a neutral bias to a tightening mode. However, we adjusted the Fund's relative maturity position in anticipation of certain seasonal cash flow and supply/demand phenomena. For example, the "January Effect" is a period when a large amount of cash flows into the municipal money market from maturing securities and coupon payments. April is traditionally a month when withdrawals from money market funds are par for the course. A large percentage of high quality municipal issues usually becomes available at the end of June and early July. In December, investors tend to make asset allocation decisions leading to short-term seasonal cash outflows. On December 31, 1999, the Fund's weighted average maturity stood at a rather neutral 47 days.

Issue supply in New York continued to be lower than in other parts of the nation throughout the year. Thus, one strategy we used in 1999 to compensate for this lack of note selection was to buy long-term bonds in the last year or so of their maturity as core holdings in the Portfolio. This strategy effectively enabled us to pick up attractive yields and often with better credits than would otherwise be available. In November, we were able to buy a particularly attractively priced issue, Buffalo, New York Revenue Anticipation Notes, backed by a letter of credit. As of December 31, 1999, we continued to hold this issue in the Portfolio.

     Portfolio Diversification

                     By Asset Type as of December 31, 1999
                     (percentages are based on net assets)


                             (GRAPHIC APPEARS HERE)


                  Revenue Bonds 15%                      Commercial
                                                          Paper 11%
                  G.O.
                  Bonds 11%                        Tax Anticipation
                                                           Notes 1%

                                                            Revenue
                                                       Anticipation
                  Floating Rate                            Notes 3%
                  Demand Notes
                  59%


                          Status at December 31, 1999
                        Seven day effective yield: 3.56%
                           Average maturity: 47 days
                           Net assets: $73.9 million

BT Investment Funds

Letter to Shareholders


Tax Free Money Fund(3)
As with the NY Tax Free Money Fund, we maintained a neutral to slightly short weighted average maturity in this Fund, in this case usually within the 40 to 50 day range, throughout most of the year, as the Fed moved from a neutral bias to a tightening mode. Each time the Fed hiked rates, we either took advantage of the buying opportunities it created or we sought shorter-maturity paper, as the one-year note index rose rather dramatically. We also adjusted the Fund's relative maturity position in anticipation of seasonal cash flow and supply/demand phenomena.

For example, going into April, the Fund increased its daily demand note position to offset par for the course cash outflows associated with tax time. Starting in the latter half of June, we began to extend the Portfolio's maturity position to be able to participate in the large percentage of high quality municipal issues that usually becomes available at the end of June and early July. In August, we shortened the Fund's maturity position again in anticipation of the State of Texas' $3.9 billion issuance of one-year cash flow notes, which we viewed as the one significant note deal of the year as well as a good buying opportunity. By shortening the Fund's maturity prior to this issuance, we were able to take advantage of this deal's attractive yields, making a purchase on September 2nd, without extending the Fund's maturity past a neutral position. In November, we increased the Fund's position in 90-day commercial paper, which offered good value with rates competitive with those of one-year paper, as issuers sought to extend their maturities into the year 2000 to avoid potential Y2K problems. In December, we increased the Fund's daily demand note position for extra liquidity in anticipation of potential Y2K cash outflows. These strategies effectively enabled us to stay within a neutral to short maturity range, while the Federal Reserve Board was still in a tightening mode, and still lock in competitive yields. The Fund's average maturity on December 31, 1999 stood at 45 days.


     Portfolio Diversification

                     By Asset Type as of December 31, 1999
                     (percentages are based on net assets)


                               (GRAPHIC APPEARS HERE)


                     Commercial                        Tax Revenue
                     Paper 19%                         Anticipation
                                                       Notes 7%

                                                       Revenue
                     Revenue                           Anticipation
                     Bonds 1%                          Notes 2%

                                                       G.O. Bonds
                                                       13%

                                                       Put Bonds 2%
                     Floating Rate
                     Demand Notes
                     56%



                          Status at December 31, 1999
                        Seven day effective yield: 3.56%
                           Average maturity: 45 days
                           Net assets: $128.5 million



We also continued to successfully implement the strategy of purchasing specialty state paper from high tax states when attractively priced at general market levels and then selling it when the demand increases. For example, during the first half of the year, we took advantage of a rare opportunity to buy Los Angeles County, California Tax & Revenue Anticipation Notes at general market levels. We then sold this holding during the second half of the year, when demand for California paper picked up.

Treasury Money Fund
We maintained a neutral to the benchmark weighted average maturity position for most of the first half of the annual period, as the Federal Reserve Board remained neutral. As the yield curve steepened, we began to implement our Y2K strategy, i.e. a "barbell" strategy through the purchase of longer-dated Treasury securities that not only enabled us to take advantage of the higher yields but also to begin accumulating securities and term repurchase agreements maturing early in the year 2000, avoiding any liquidity issues that may have arisen.

It must also be noted that a strong technical condition existed in the short-term Treasury market for much of the year. This condition was generally attributed to the cutback of overall issuance by the Treasury, and at times to investors' decisions to remain on the sidelines as they sought to avoid volatile stock and bond markets while the Fed was in a tightening mode. Toward the end of the year, the Treasury temporarily increased the size of weekly bill issuance and also issued cash management bills. This action added much needed liquidity to the market at year end.

         Ratings             Status at December 31, 1999
        S&P: AAA(4)        Seven day effective yield: 4.20%
       Moody's: AAA            Average maturity: 25 days
                              Net assets: $560.7 million


     Portfolio Diversification

                     By Asset Type as of December 31, 1999
                     (percentages are based on net assets)


                               (GRAPHIC APPEARS HERE)

                 U.S. Treasury                        U.S. Treasury
                 Notes 15%                            Bills 13%

                 Repurchase
                 Agreements
                 72%

BT Investment Funds

Letter to Shareholders

                                                     Cumulative Total Returns                     Average Annual Total Returns
                                     Past 1   Past 3  Past 5    Past 10   Since     Past 1       Past 3  Past 5  Past 10   Since
Periods ended December 31, 1999       year     years   years     years   inception   year       years   years   years   inception
---------------------------------------------------------------------------------------------------------------------------------
Cash Management Fund(1)
  (Inception 10/5/88)                 4.58%   15.20%   27.21%   58.86%    76.17%     4.58%      4.83%   4.93%   4.74%     5.17%
IBC First Tier
  Retail Money
  Funds Average                       4.58%   15.41%   27.80%   59.83%    77.64%     4.58%      4.86%   4.98%   4.83%     5.26%
---------------------------------------------------------------------------------------------------------------------------------
NY Tax Free Money Fund(1)
  (Inception 9/27/88)                 2.41%    8.13%   14.49%   33.20%    42.07%     2.41%      2.64%   2.74%   2.91%     3.17%
IBC State Specific
  Retail Money
  Funds Average                       2.59%    8.71%   15.62%   35.27%    44.51%     2.59%      2.82%   2.94%   3.09%     3.38%
---------------------------------------------------------------------------------------------------------------------------------
Tax Free Money Fund(1)
  (Inception 6/10/87)                 2.54%    8.46%   15.26%   35.93%    53.44%     2.54%      2.74%   2.88%   3.12%     3.47%
IBC National Tax Free
  Retail Money
  Funds Average                       2.72%    9.04%   16.14%   36.78%    55.00%     2.72%      2.92%   3.02%   3.18%     3.58%
---------------------------------------------------------------------------------------------------------------------------------
Treasury Money Fund(1)
  (Inception 11/1/88)                 4.32%   14.60%   26.22%   56.18%    71.73%     4.32%      4.65%   4.77%   4.56%     4.96%
IBC U.S. Treasury and
  Repo Retail Money
  Funds Average                       4.38%   14.78%   26.65%   57.14%    72.34%     4.38%      4.70%   4.84%   4.69%     5.08%

----------
(1) Past performance is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to maintain a share value of $1.00 it is possible to lose money by investing in the Fund.
(2) Income may be subject to the federal alternative minimum tax.
(3) Income may be subject to the federal alternative minimum tax and state and local taxes.
(4) S&P evaluates a number of factors, including credit quality, market price exposure and management. Aaa ratings by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations. Ratings are subject to change and do not remove market risks.


MANAGER OUTLOOK
We now know that the concerns and fears surrounding Y2K turned out to be a non-event. The world at large and the financial markets in particular continued to hum along without interruption. Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. Thus, we also feel that it will take somewhat higher interest rates to tone down the economy. The Federal Reserve Board could, in our view, continue to increase rates in the first half of the year 2000, as it seeks to slow real economic growth to a more sustainable pace.

Clearly, then, the degree of tightening and the timing of the Federal Reserve Board's next moves will be key to U.S. money market performance in the months ahead. So, too, will supply and demand factors.

For example, as the need for permanent financing of government debt decreases, the U.S. Treasury will likely continue to significantly cut back longer-term issuance, and when temporary needs arise, issue larger cash management bills. Consequently, the supply of both U.S. Treasuries and repurchase agreements collateralized by Treasuries will likely decrease. In the Treasury Money Fund, then, we intend to purchase term repurchase agreements to maintain competitive yields for the Portfolio. We also anticipate managing the Fund with a shorter duration than in 1999 to be well positioned for any potential Fed rate increases.

In the Cash Management Fund, too, we will likely manage the Fund with a shorter duration than we did in 1999. We also intend to maintain a significant position in floating rate securities in this Fund to take advantage of any further increases in interest rates.

Similarly, in the NY Tax Free and Tax Free Money Funds, we are keeping a watchful eye on the Fed, and in these Funds, intend to keep short to neutral average maturity positions. We believe that the current higher interest rate environment may slow down the rate of credit quality upgrades within the municipal markets during the first half of the year, and so we also intend to continue carefully seeking high quality, attractive issue-specific buying opportunities as they arise.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.


                                 /s/ Susan Fare

                                   Susan Fare
               Portfolio Manager of the Tax Free Money Portfolio
                      and the NY Tax Free Money Portfolio
                               December 31, 1999


                              /s/ Darlene M. Rasel

                                Darlene M. Rasel
               Portfolio Manager of the Cash Management Portfolio
                        and the Treasury Money Portfolio
                               December 31, 1999

BT Investment Funds

Statements of Assets and Liabilities December 31, 1999

                                                                  Cash               NY Tax          Tax Free           Treasury
                                                                Management         Free Money          Money              Money
                                                               ------------      --------------    --------------     -------------
Assets
      Investment in Portfolio, at Value(1)                    $  154,901,076      $ 74,052,434      $ 128,836,272     $ 561,281,284
      Prepaid Expenses                                                 7,188             1,068             14,484            28,710
                                                              --------------      ------------      -------------     -------------
Total Assets                                                     154,908,264        74,053,502        128,850,756       561,309,994
                                                              --------------      ------------      -------------     -------------
Liabilities
      Dividends Payable                                              511,177           131,380            288,374           339,265
      Due to Bankers Trust                                            70,658            27,626             55,318           178,221
      Accrued Expenses                                                22,025            27,668             27,148            63,068
                                                              --------------      ------------      -------------     -------------
Total Liabilities                                                    603,860           186,674            370,840           580,554
                                                              --------------      ------------      -------------     -------------
Net Assets                                                    $  154,304,404      $ 73,866,828      $ 128,479,916     $ 560,729,440
                                                              ==============      ============      =============     =============
Composition of Net Assets
      Paid-in Capital                                         $  154,362,555      $ 73,886,690      $ 128,541,040     $ 560,618,243
      Accumulated Net Realized Gain (Loss) from
        Investment Transactions                                      (58,151)          (19,862)           (61,124)          111,197
                                                              --------------      ------------      -------------     -------------
Net Assets                                                    $  154,304,404      $ 73,866,828      $ 128,479,916     $ 560,729,440
                                                              ==============      ============      =============     =============
Shares Outstanding ($0.001 par value per share,
      unlimited number of shares of beneficial interest
      authorized)                                                154,362,574        73,900,335        128,543,908       560,618,244
                                                              ==============      ============      =============     =============
Net Asset Value, Offering and Redemption Price Per Share
      (net assets divided by shares outstanding)              $         1.00      $       1.00      $        1.00     $        1.00
                                                              ==============      ============      =============     =============

----------
(1) Allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.



Statements of Operations For the year ended December 31, 1999


                                                                  Cash               NY Tax          Tax Free           Treasury
                                                                Management         Free Money          Money              Money
                                                               ------------      --------------    --------------     -------------
Investment Income
      Income, net(1)                                           $ 13,517,246      $    2,511,652    $   4,449,300      $ 20,234,598
                                                               ------------      --------------    -------------      ------------
Expenses
      Administration and Services Fees                            1,492,037             472,960          802,566         2,320,731
      Registration Fees                                              30,788               6,677           12,862            43,787
      Printing and Shareholder Reports                               12,244               9,264            9,224            14,767
      Professional Fees                                              18,439              18,884           13,671            13,724
      Trustees Fees                                                   4,859               4,943            4,254             3,580
      Miscellaneous                                                   5,528               4,509            2,539             4,692
                                                               ------------      --------------    -------------      ------------
      Total Expenses                                              1,563,895             517,237          845,116         2,401,281
      Less: Fee Waivers or Expense Reimbursements                   (17,602)            (44,277)         (42,550)          (80,550)
                                                               ------------      --------------    -------------      ------------
            Net Expenses                                          1,546,293             472,960          802,566         2,320,731
                                                               ------------      --------------    -------------      ------------
Net Investment Income                                            11,970,953           2,038,692        3,646,734        17,913,867
Net Realized Gain (Loss) from
   Investment Transactions                                           15,016                  --          (11,949)           (7,263)
                                                               ------------      --------------    -------------      ------------
Net Increase in Net Assets from Operations                     $ 11,985,969      $    2,038,692    $   3,634,785      $ 17,906,604
                                                               ============      ==============    =============      ============

----------
(1) Allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.


                       See Notes to Financial Statements.

BT Investment Funds

Statements of Changes in Net Assets


                                                                 Cash Management                      NY Tax Free Money
                                                       -------------------------------------    -------------------------------
                                                           For the              For the           For the            For the
                                                          year ended          year ended         year ended        year ended
                                                         Dec. 31, 1999       Dec. 31, 1998      Dec. 31, 1999     Dec. 31, 1998
                                                       ----------------    -----------------    --------------   --------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                            $    11,970,953      $     7,708,912      $   2,038,692   $   2,249,800
      Net Realized Gain (Loss) from Investment
        Transactions                                            15,016                8,980                 --            (472)
                                                       ---------------      ---------------      -------------   -------------
Net Increase in Net Assets from Operations                  11,985,969            7,717,892          2,038,692       2,249,328
                                                       ---------------      ---------------      -------------   -------------
Distributions to Shareholders
      Net Investment Income                                (11,970,953)          (7,708,912)        (2,038,692)     (2,249,800)
                                                       ---------------      ---------------      -------------   -------------
Capital Transactions in Shares of Beneficial Interest
   (at net asset value of $1.00 per share)
      Proceeds from Sales of Shares                      2,664,871,313        2,259,953,184        489,293,922     445,725,331
      Dividend Reinvestments                                 6,343,756            2,767,357            736,268         557,583
      Cost of Shares Redeemed                           (2,749,511,509)      (2,168,567,087)      (494,002,592)   (453,807,595)
                                                       ---------------      ---------------      -------------   -------------
Net Increase (Decrease) from Capital Transactions
      in Shares of Beneficial Interest                     (78,296,440)          94,153,454         (3,972,402)     (7,524,681)
                                                       ---------------      ---------------      -------------   -------------
Total Increase (Decrease) in Net Assets                    (78,281,424)          94,162,434         (3,972,402)     (7,525,153)
Net Assets
Beginning of Year                                          232,585,828          138,423,394         77,839,230      85,364,383
                                                       ---------------      ---------------      -------------   -------------
End of Year                                            $   154,304,404      $   232,585,828      $  73,866,828   $  77,839,230
                                                       ===============      ===============      =============   =============



                                                                   Tax Free Money                       Treasury Money
                                                       -------------------------------------    -------------------------------
                                                           For the              For the           For the            For the
                                                          year ended          year ended         year ended        year ended
                                                         Dec. 31, 1999       Dec. 31, 1998      Dec. 31, 1999     Dec. 31, 1998
                                                       ----------------    -----------------    --------------   --------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                            $     3,646,734     $     4,517,319      $    17,913,867  $    18,005,994
      Net Realized Gain (Loss) from Investment
        Transactions                                           (11,949)              2,973               (7,263)          37,012
                                                       ---------------     ---------------      ---------------  ---------------
Net Increase in Net Assets from Operations                   3,634,785           4,520,292           17,906,604       18,043,006
                                                       ---------------     ---------------      ---------------  ---------------
Distributions to Shareholders
      Net Investment Income                                 (3,646,734)         (4,523,091)         (17,913,867)     (18,005,994)
                                                       ---------------     ---------------      ---------------  ---------------
Capital Transactions in Shares of Beneficial Interest
   (at net asset value of $1.00 per share)
      Proceeds from Sales of Shares                      1,376,307,400       1,182,947,705        8,796,821,163    8,475,674,717
      Dividend Reinvestments                                   469,306             837,311           13,049,035       12,551,757
      Cost of Shares Redeemed                           (1,449,379,064)     (1,133,170,578)      (8,558,044,425)  (8,447,626,166)
                                                       ---------------     ---------------      ---------------  ---------------
Net Increase (Decrease) from Capital Transactions
      in Shares of Beneficial Interest                     (72,602,358)         50,614,438          251,825,773       40,600,308
                                                       ---------------     ---------------      ---------------  ---------------
Total Increase (Decrease) in Net Assets                    (72,614,307)         50,611,639          251,818,510       40,637,320
Net Assets
Beginning of Year                                          201,094,223         150,482,584          308,910,930      268,273,610
                                                       ---------------     ---------------      ---------------  ---------------
End of Year                                            $   128,479,916     $   201,094,223      $   560,729,440  $   308,910,930
                                                       ===============     ===============      ===============  ===============



                       See Notes to Financial Statements.

BT Investment Funds

Financial Highlights


Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years presented for each of the Funds.

                                                                                    Cash Management
                                                        ---------------------------------------------------------------------
                                                                            For the years ended December 31,
                                                        ---------------------------------------------------------------------
                                                           1999           1998           1997          1996           1995
                                                        -----------   -----------    ----------     ----------     ----------
Per Share Operating Performance:
Net Asset Value, Beginning of Year                      $     1.00     $     1.00    $     1.00      $    1.00     $     1.00
                                                        ----------     ----------    ----------     ----------     ----------
Income from Investment Operations
      Net Investment Income                                   0.04           0.05          0.05           0.05           0.05
      Net Realized Gain (Loss)
            from Investment Transactions                      0.00(1)        0.00(1)      (0.00)(1)       0.00(1)        0.00(1)
                                                        ----------     ----------    ----------     ----------     ----------
Total from Investment Operations                              0.04           0.05          0.05           0.05           0.05
                                                        ----------     ----------    ----------     ----------     ----------
Contributions of Capital                                        --             --            --           0.00(1)       --
                                                        ----------     ----------    ----------     ----------     ----------
Distributions to Shareholders
      Net Investment Income                                  (0.04)         (0.05)        (0.05)         (0.05)         (0.05)
                                                        ----------     ----------    ----------     ----------     ----------
Net Asset Value, End of Year                            $     1.00     $     1.00    $     1.00     $     1.00     $     1.00
                                                        ==========     ==========    ==========     ==========     ==========
Total Investment Return                                       4.58%          4.93%         4.98%          4.82%(2)       5.35%
Supplemental Data and Ratios:
      Net Assets, End of Year (000s omitted)            $  154,304     $  232,586    $  138,423     $  118,969     $  135,998
      Ratios to Average Net Assets:
            Net Investment Income                             4.42%          4.80%         4.88%          4.72%          5.22%
            Expenses After Waivers, Including Expenses
              of the Cash Management Portfolio                0.75%          0.75%         0.75%          0.75%          0.74%
            Expenses Before Waivers, Including Expenses
              of the Cash Management Portfolio                0.78%          0.81%         0.78%          0.78%          0.76%
            Decrease Reflected in Above Expense
              Ratios Due to Fee Waivers or Expense
              Reimbursements                                  0.03%          0.06%           0.03%          0.03%          0.02%



                                                                                  NY Tax Free Money
                                                        ---------------------------------------------------------------------
                                                                            For the years ended December 31,
                                                        ---------------------------------------------------------------------
                                                           1999          1998          1997           1996           1995
                                                        ----------   -----------    ----------     ----------     ----------
Per Share Operating Performance:
Net Asset Value, Beginning of Year                      $    1.00    $      1.00    $     1.00     $    1.00      $    1.00
                                                        ---------    -----------    ----------     ---------      ---------
Income from Investment Operations
      Net Investment Income                                  0.02           0.03          0.03          0.03           0.03
      Net Realized Gain (Loss)
            from Investment Transactions                     0.00(1)       (0.00)(1)     (0.00)(1)     (0.00)(1)      (0.00)(1)
                                                        ---------    -----------    ----------     ---------      ---------
Total from Investment Operations                             0.02           0.03          0.03          0.03           0.03
                                                        ---------    -----------    ----------     ---------      ---------
Distributions to Shareholders
      Net Investment Income                                 (0.02)         (0.03)        (0.03)        (0.03)         (0.03)
                                                        ---------    -----------    ----------     ---------      ---------
Net Asset Value, End of Year                            $    1.00    $      1.00    $     1.00     $    1.00      $    1.00
                                                        =========    ===========    ==========     =========      =========
Total Investment Return                                      2.41%          2.66%         2.86%         2.68%          3.12%
Supplemental Data and Ratios:
      Net Assets, End of Year (000s omitted)            $  73,867    $    77,839    $   85,364     $  75,858      $  70,765
      Ratios to Average Net Assets:
            Net Investment Income                            2.37%          2.63%         2.83%         2.64%          3.07%
            Expenses After Waivers, Including Expenses
              of the NY Tax Free Money Portfolio             0.75%          0.75%         0.75%         0.75%          0.75%
            Expenses Before Waivers, Including Expenses
              of the NY Tax Free Money Portfolio             0.84%          0.85%         0.81%         0.84%          0.82%
            Decrease Reflected in Above Expense
              Ratios Due to Fee Waivers or Expense
              Reimbursements                                 0.09%          0.10%         0.06%         0.09%          0.07%

----------
(1) Less than $0.01 per share.
(2) Increased by approximately 0.08% due to Contributions of Capital for the year ended December 31, 1996.



                       See Notes to Financial Statements.

BT Investment Funds

Financial Highlights


                                                                                    Tax Free Money
                                                        ---------------------------------------------------------------------
                                                                            For the years ended December 31,
                                                        ---------------------------------------------------------------------
                                                           1999           1998           1997          1996           1995
                                                        -----------   -----------    ----------     ----------     ----------
Per Share Operating Performance:
Net Asset Value, Beginning of Year                      $     1.00    $     1.00     $     1.00     $     1.00     $     1.00
                                                        ----------    -----------    ----------     -----------    ----------
Income from Investment Operations
      Net Investment Income                                   0.02          0.03           0.03           0.03           0.03
      Net Realized Gain (Loss)
            from Investment Transactions                     (0.00)(1)      0.00(1)       (0.00)(1)      (0.00)(1)      (0.00)(1)
                                                        ----------    -----------    ----------     -----------    ----------
Total from Investment Operations                              0.02          0.03           0.03           0.03           0.03
                                                        ----------    -----------    ----------     -----------    ----------
Distributions to Shareholders
      Net Investment Income                                  (0.02)        (0.03)         (0.03)         (0.03)         (0.03)
                                                        ----------    -----------    ----------     -----------    ----------
Net Asset Value, End of Year                            $     1.00    $     1.00     $     1.00     $     1.00     $     1.00
                                                        ==========    ===========    ==========     ===========    ==========
Total Investment Return                                       2.54%          2.75%         2.94%           2.84%         3.34%
Supplemental Data and Ratios:
      Net Assets, End of Year (000s omitted)            $  128,480    $   201,094    $  150,483     $   117,972    $  119,393
      Ratios to Average Net Assets:
            Net Investment Income                             2.50%          2.71%         2.90%           2.80%         3.28%
            Expenses After Waivers, Including Expenses
              of the Tax Free Money Portfolio                 0.75%          0.75%         0.75%           0.75%         0.75%
            Expenses Before Waivers, Including Expenses
              of the Tax Free Money Portfolio                 0.80%          0.83%         0.80%           0.82%         0.82%
             Decrease Reflected in Above Expense
              Ratios Due to Fee Waivers or Expense
              Reimbursements                                  0.05%          0.08%         0.05%           0.07%         0.07%


                                                                                   Treasury Money
                                                        ---------------------------------------------------------------------
                                                                            For the years ended December 31,
                                                        ---------------------------------------------------------------------
                                                           1999           1998           1997          1996           1995
                                                        -----------   -----------    ----------     ----------     ----------
Per Share Operating Performance:
Net Asset Value, Beginning of Year                      $     1.00    $     1.00     $     1.00     $     1.00     $    1.00
                                                        ----------    ----------     -----------    -----------    ---------
Income from Investment Operations
      Net Investment Income                                   0.04          0.05           0.05           0.05          0.05
      Net Realized Gain (Loss)
            from Investment Transactions                     (0.00)(1)      0.00(1)       (0.00)(1)       0.00(1)       0.00(1)
                                                        ----------    ----------     -----------    -----------    ---------
Total from Investment Operations                              0.04          0.05           0.05           0.05          0.05
                                                        ----------    ----------     -----------    -----------    ---------
Distributions to Shareholders
      Net Investment Income                                  (0.04)        (0.05)         (0.05)         (0.05)        (0.05)
                                                        ----------    ----------     -----------    -----------    ---------
Net Asset Value, End of Year                            $     1.00    $     1.00     $     1.00     $     1.00     $    1.00
                                                        ==========    ==========     ===========    ===========    =========
Total Investment Return                                       4.32%         4.76%          4.86%          4.71%         5.19%
Supplemental Data and Ratios:
      Net Assets, End of Year (000s omitted)            $  560,729    $  308,911     $  268,274     $  554,716     $ 615,084
      Ratios to Average Net Assets:
            Net Investment Income                             4.25%         4.66%          4.74%          4.61%         5.06%
            Expenses After Waivers, Including Expenses
              of the Treasury Money Portfolio                 0.75%         0.75%          0.75%          0.75%         0.75%
            Expenses Before Waivers, Including Expenses
              of the Treasury Money Portfolio                 0.77%         0.77%          0.77%          0.76%         0.77%
            Decrease Reflected in Above Expense
              Ratios Due to Fee Waivers or Expense
              Reimbursements                                  0.02%         0.02%          0.02%          0.01%         0.02%

----------
(1) Less than $0.01 per share.


                       See Notes to Financial Statements.

BT Investment Funds

Notes to Financial Statements


Note 1--Organization and Significant
        Accounting Policies
A. Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Cash Management Fund, NY Tax Free Money Fund, Tax Free Money Fund and Treasury Money Fund (each a "Fund", and collectively, the "Funds") are offered to investors by the Trust. The Funds began operations and offering shares of beneficial interest in securities on the following dates:

                                                    Commencement
                                                    of Operations
                                                   and Beneficial
Fund                                               Shares Offering
-----                                             -----------------
Cash Management                                     October 5, 1988
NY Tax Free Money                                September 27, 1988
Tax Free Money                                        June 10, 1987
Treasury Money                                     November 1, 1988


Subsequent to the above dates, the Funds began investing substantially all of their investable assets in the following Portfolios: Cash Management Fund in the Cash Management Portfolio, NY Tax Free Money Fund in the NY Tax Free Money Portfolio, Tax Free Money Fund in the Tax Free Money Portfolio, and Treasury Money Fund in the Treasury Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolios. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At December 31, 1999, Cash Management Fund's investment was approximately 3% of the Cash Management Portfolio, NY Tax Free Money Fund's and Tax Free Money Fund's investments were approximately 100% of the NY Tax Free Money Portfolio and Tax Free Money Portfolio, respectively and Treasury Money Fund's investment was approximately 22% of the Treasury Money Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation
Valuation of securities by the Portfolios is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

C. Investment Income
Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is each Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Tax Free Money Fund and the Treasury Money Fund have deferred post October capital losses of $6,496 and $5,963, respectively, to next year.

F. Other
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
Each Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of each Fund's average daily net assets. The following is a table of annual rates for each of the Funds for the year ended December 31, 1999.

Fund                                                  Annual Rate
Cash Management                                          .55%
NY Tax Free Money                                        .55%
Tax Free Money                                           .55%
Treasury Money                                           .55%

BT Investment Funds

Notes to Financial Statements


Bankers Trust has contractually agreed to waive its fees through April 30, 2000 and reimburse expenses of each Fund, to the extent necessary, to limit all expenses as a percentage of each Fund's average daily net assets. For the year ended December 31, 1999, the expenses of the respective Funds were limited as follows:

Fund                              Annual Rate(1)           Annual Rate(2)
----                              ------------             ------------
Cash Management                       .57%                     .75%
NY Tax Free Money                     .55%                     .75%
Tax Free Money                        .55%                     .75%
Treasury Money                        .55%                     .75%

----------
(1) Excluding Expenses of the Portfolio.
(2) Including Expenses of the Portfolio.

In 1996, Bankers Trust contributed capital in the amount of $110,287 to reimburse the Cash Management Fund for capital losses incurred in prior years. The 1996 Financial Highlights reflect this information.

ICC Distributors, Inc. provides distribution services to the Funds.

Note 3--Capital Loss Carryforwards
At December 31, 1999, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follows in the chart below:

                                                       Capital Loss Carryforward
                        Net                                 Expiration Year
                   Capital Loss    --------------------------------------------------------------
Fund               Carryforward    2000     2001     2002    2003      2004    2005   2006   2007
-----              -------------   ----     -----    ----    ----      ----    ----   ----   ----
Cash Management       $58,189       --       --     $56,888   --        --    $1,301   --     --
NY Tax Free Money      19,862    $10,340  $    739    2,075  $ 1,746  $2,716   1,774  $472    --
Tax Free Money         54,628       --       --       9,923   25,044   8,495   5,713   --   $5,453
Treasury Money          1,684       --       --       --      --        --      --     --    1,684

BT Investment Funds

Report of Independent Accountants


To the Trustees and Shareholders of BT Investment Funds

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management, NY Tax Free Money, Tax Free Money, and Treasury Money Funds (four of the Funds comprising BT Investment Funds, hereafter referred to as the "Funds") at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000



Tax Information (Unaudited) For the Tax Year Ended December 31, 1999

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of ordinary distributions made during the fiscal year ended December 31, 1999, the following Fund's distributions included tax-exempt income:

    NY Tax Free Money............................           $2,038,692
    Tax Free Money...............................           $3,646,734



Of ordinary distributions made during the fiscal year ended December 31, 1999, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

    Cash Management..............................                 2.06%
    Treasury Money...............................                21.84%

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1999



    Principal
     Amount             Description                       Value
     ------             -----------                       -----
                  Eurodollar Certificates of
                  Deposit - 15.1%
                  Abbey National Treasury
                     Services PLC:
$   22,000,000       5.44%, 3/13/00                  $   22,000,000
    50,000,000       6.14%, 3/21/00                      50,026,326

                  Bank of Austria,
    65,000,000       5.93%, 2/14/00                      64,986,881

                  Bank of Nova Scotia,
   100,000,000       6.39%, 1/06/00                     100,000,138

                  Bank of Scotland,
    35,000,000       6.025%, 4/06/00                     35,000,457

                  Banque Bruxelles Lambert:
    50,000,000       6.30%, 1/18/00                      50,000,234
    60,000,000       6.10%, 2/07/00                      60,000,610

                  Bayerische Hypotheka
                     Vereinsbank:
    30,000,000       5.57%, 1/20/00                      30,000,282
    10,000,000       5.58%, 1/21/00                       9,997,985

                  Bayerische Landesbank,
    30,000,000       6.02%, 6/05/00                      30,001,261

                  Cariplo Bank,
    50,000,000       6.39%, 1/06/00                      50,000,069

                  Commerzbank:
    26,000,000       6.10%, 1/18/00                      25,984,503
    10,000,000       5.21%, 2/18/00                       9,996,816

                  Halifax PLC,
    55,000,000       5.50%, 1/10/00                      55,000,000

                  International Nederlander Bank:
    20,000,000       5.155%, 2/22/00                     19,990,139
    30,000,000       5.95%, 2/23/00                      29,994,986

                  Landesbank Baden Wurttemberg:
    60,000,000       5.95%, 2/17/00                      60,000,000
    35,000,000       5.97%, 2/22/00                      35,000,498
    40,000,000       5.92%, 2/23/00                      40,000,000
    35,000,000       6.01%, 2/29/00                      34,998,813
    50,000,000       6.05%, 3/09/00                      50,000,930

                  Landesbank Hessen Thuringen,
    10,000,000       5.06%, 2/11/00                       9,985,375



    Principal
     Amount             Description                       Value
     ------             -----------                       -----
                  Norddeutsche Landesbank,
$   50,000,000       6.30%, 1/18/00                  $   50,000,000
                                                     --------------

Total Eurodollar Certificates of Deposit
     (Amortized Cost $922,966,303)                      922,966,303
                                                     --------------

                  Yankee Certificates
                  of Deposit - 14.2%
                  Bayerische Hypotheka Vereinsbank:
    60,000,000       5.10%, 4/12/00                      59,835,823
    12,000,000       5.15%, 4/20/00                      11,999,743

                  Cariplo Bank,
    30,000,000       5.96%, 2/24/00                      30,001,554

                  Commerzbank:
     5,000,000       5.01%, 1/10/00                       4,999,457
    20,000,000       4.99%, 2/02/00                      19,998,839
    20,000,000       5.16%, 2/25/00                      19,996,567
    25,000,000       5.20%, 3/15/00                      24,999,475
    20,000,000       5.185%, 3/30/00                     19,997,653

                  Credit Suisse First Boston, Inc.:
    10,000,000       5.56%, 1/18/00                       9,999,756
    25,000,000       5.575%, 1/19/00                     25,000,061

                  Credit Agricole Indosuez,
    20,000,000       5.285%, 3/01/00                     20,002,604

                  Credit Communal De Belgique,
    50,000,000       5.88%, 2/15/00                      50,000,000

                  Dresdner Bank:
    10,000,000       5.56%, 1/07/00                       9,999,347
    40,000,000       5.56%, 1/18/00                      40,000,000

                  Landesbank Hessen Thuringer,
     3,000,000       5.215%, 2/29/00                      2,999,787

                  National Westminster Bank,
    40,000,000       5.50%, 1/14/00                      40,000,000

                  Norddeutsche Landesbank,
    10,000,000       5.35%, 5/24/00                       9,997,726

                  Paribas SA:
    65,000,000       6.03%, 2/08/00                      65,000,000
    40,000,000       5.95%, 2/14/00                      39,991,483

                  Rabobank Nederland NV:
    20,000,000       5.02%, 1/12/00                      19,997,302
    14,000,000       5.14%, 3/20/00                      13,992,523


                       See Notes to Financial Statements.

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1999


    Principal
     Amount             Description                       Value
     ------             -----------                       -----
                  Royal Bank of Canada:
$   13,000,000       5.035%, 2/08/00                 $   12,993,679
    15,000,000       5.235%, 3/09/00                     14,999,821
     5,000,000       5.70%, 7/03/00                       4,998,793

                  Svenska Handelsbanken,
    60,000,000       6.30%, 1/10/00                      60,000,000

                  Toronto Dominion Bank:
    20,000,000       5.10%, 2/22/00                      19,998,764
    25,000,000       5.14%, 4/26/00                      24,995,410

                  Union Bank of Switzerland,
    15,000,000       5.155%, 2/25/00                     14,999,130

                  Westdeutsche Landesbank
                     Girozentrale:
    50,000,000       6.04%, 1/24/00                      50,000,000
    60,000,000       6.08%, 2/07/00                      60,000,000
    35,000,000       6.04%, 3/10/00                      35,000,000
    30,000,000       6.04%, 6/02/00                      30,000,000
                                                     --------------
Total Yankee Certificates of Deposit
     (Amortized Cost $866,795,297)                      866,795,297
                                                     --------------

                  Certificates of Deposit - 1.7%
                  American Express Centurion
                     Bank,
    35,000,000       6.00%, 3/07/00                      35,000,000
                  Bank One,
    50,000,000       5.91%, 3/15/00                      50,000,000
                  NationsBank,
     7,000,000       4.99%, 1/11/00                       6,999,114
                  Wachovia Corp.,
    10,000,000       4.90%, 1/10/00                       9,999,676
                                                     --------------
Total Certificates of Deposit
     (Amortized Cost $101,998,790)                      101,998,790
                                                     --------------

                  Eurodollar Time
                  Deposits - 11.8%
                  ABN Amro,
    30,000,000       5.969%, 3/24/00                     30,000,000
                  Bank of Austria,
    60,000,000       6.188%, 1/19/00                     60,000,000
                  Caisse Nationale de
                     Credit Agricole,
    30,000,000       6.188%, 1/18/00                     30,000,000
                  Chase Manhattan Bank,
   200,000,000       5.50%, 1/03/00                     200,000,000
                  Den Danske Bank,
    30,000,000       6.125%, 2/25/00                     30,000,000
                  International Nederlander Bank,
    30,000,000       5.59%, 1/12/00                      30,000,000


    Principal
     Amount             Description                       Value
     ------             -----------                       -----
                  KBC Bank:
$   31,000,000       6.135%, 1/10/00                 $   31,000,000
    10,000,000       5.969%, 5/22/00                     10,000,000
                  Landesbank Baden Wurttemberg,
    25,000,000       6.08%, 6/05/00                      25,000,000
                  National Australia Bank,
    50,000,000       5.00%, 1/03/00                      50,000,000
                  Norddeutsche Landesbank:
    40,000,000       5.95%, 3/23/00                      40,000,000
    50,000,000       6.00%, 4/10/00                      50,000,000
                  Union Bank of Switzerland,
   137,372,154       5.00%, 1/03/00                     137,372,154
                                                     --------------
Total Eurodollar Time Deposits
     (Amortized Cost $723,372,154)                      723,372,154
                                                     --------------

                  Floating Rate  Notes - 19.9%
                  American Express Centurion
                  Bank,
                     Monthly Variable Rate:
    20,000,000       6.423%, 3/15/00                     20,000,000
    25,000,000       6.439%, 4/03/00                     25,000,090

                  Asset Securitization
                  Cooperative Corp.,
                     Quarterly Variable Rate:
    40,000,000       6.163%, 3/06/00                     40,000,000
    30,000,000       6.121%, 3/10/00                     29,999,440

                  AT & T Corp.,
                     Quarterly Variable Rate,
    17,000,000       6.163%, 8/07/00                     17,001,993

                  Bank of Austria,
                     Monthly Variable Rate,
    50,000,000       6.363%, 3/15/00                     49,992,999

                  Bank of Scotland,
                     Monthly Variable Rate:
    25,000,000       6.373%, 3/15/00                     24,997,005
    25,000,000       6.379%, 5/10/00                     24,993,868

                  Bayerische Hypotheka
                     Vereinsbank,
                     Monthly Variable Rate:
   100,000,000       6.383%, 4/13/00                     99,980,301
    25,000,000       6.401%, 4/25/00                     24,996,125
    35,000,000       6.383%, 5/15/00                     34,991,207

                  Bayerische Landesbank,
                     Monthly Variable Rate,
   100,000,000       6.359%, 4/10/00                     99,980,926



                       See Notes to Financial Statements.

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1999


    Principal
     Amount             Description                       Value
     ------             -----------                       -----
                  Chase Manhattan Bank,
                     Quarterly Variable Rate:
$   10,000,000       6.176%, 1/12/00                 $   10,000,163
     6,000,000       6.306%, 2/28/00                      6,002,149
    15,000,000       6.398%, 4/20/00                     15,010,800

                  Citigroup, Inc.,
                     Quarterly Variable Rate,
    10,000,000       6.261%, 2/03/00                     10,000,879

                  Corporate Receivable Corp.,
                     Quarterly Variable Rate,
    30,000,000       6.031%, 2/16/00                     30,000,000

                  Credit Agricole Indosuez,
                     Monthly Variable Rate:
    30,000,000       6.361%, 3/16/00                     29,995,743
    45,000,000       6.459%, 11/08/00                    44,976,984

                  First Union Bank,
                     Daily Variable Rate,
    35,000,000       4.85%, 10/27/00                     35,000,000

                  Ford Motor Credit Corp.,
                     Quarterly Variable Rate:
    15,000,000       6.174%, 10/02/00                    14,993,017
    10,000,000       5.566%, 11/27/00                    10,006,001

                  General Electric Capital Corp.,
                     Quarterly Variable Rate:
    50,000,000       6.126%, 4/12/00                     50,000,000
    25,000,000       6.014%, 5/12/00                     25,000,000

                  General Motors Acceptance Corp.,
                     Quarterly Variable Rate:
     7,500,000       6.072%, 2/24/00                      7,499,998
    20,000,000       6.061%, 2/25/00                     20,000,301

                  J.P. Morgan, Inc.,
                     Quarterly Variable Rate:
    14,000,000       6.051%, 2/23/00                     13,999,887
    20,000,000       6.065%, 3/02/00                     20,000,191
     7,820,000       6.074%, 4/06/00                      7,819,998
    35,000,000       5.10%, 6/23/00                      35,000,000

                  Key Bank NA,
                     Monthly Variable Rate:
    40,000,000       6.49%, 4/18/00                      40,000,000
    25,000,000       6.421%, 6/26/00                     24,992,851
                     Quarterly Variable Rate,
    30,000,000       6.166%, 4/17/00                     30,000,000


    Principal
     Amount             Description                       Value
     ------             -----------                       -----
                  National Rural Utility Corp.,
                     Quarterly Variable Rate,
$   12,000,000       6.141%, 6/26/00                 $   11,999,421
                  NationsBank,
                     Daily Variable Rate,
    25,000,000       5.02%, 2/04/00                      24,998,998

                  Norwest Corp.,
                     Monthly Variable Rate,
    25,000,000       6.499%, 9/07/00                     24,989,921

                  PNC Bank,
                     Monthly Variable Rate:
    25,000,000       6.411%, 1/31/00                     24,994,791
    25,000,000       6.411%, 7/12/00                     24,999,189

                  Societe Generale,
                     Monthly Variable Rate,
    60,000,000       6.393%, 5/15/00                     59,988,224

                  Toyota Motor Credit Corp.,
                     Quarterly Variable Rate,
    17,000,000       6.373%, 10/25/00                    17,019,412

                  US Bank NA,
                     Monthly Variable Rate:
    10,000,000       6.513%, 4/18/00                     10,002,337
     8,000,000       6.531%, 4/26/00                      8,000,457

                  Wells Fargo Bank,
                     Quarterly Variable Rate,
    23,000,000       6.064%, 4/26/00                     22,994,375

                  Westpac Capital Corp.,
                     Quarterly Variable Rate,
    10,000,000       6.076%, 4/17/00                      9,998,251
                                                     --------------
Total Floating Rate Notes
     (Amortized Cost $1,212,218,292)                  1,212,218,292
                                                     --------------
                  Commercial Paper - 35.6%
                  Aegon Funding Corp.:
    60,000,000       5.39%, 2/15/00                      59,585,250
    10,500,000       5.92%, 3/06/00                      10,387,767
    28,000,000       5.81%, 3/17/00                      27,656,564
    35,000,000       5.75%, 3/22/00                      34,547,188

                  Albertson's, Inc.,
    50,000,000       5.85%, 1/24/00                      49,813,125



                       See Notes to Financial Statements.

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1999


    Principal
     Amount             Description                       Value
     ------             -----------                       -----
                  Alcatel Alsthom, Inc.:
$   15,000,000       5.84%, 3/06/00                  $   14,841,833
    11,000,000       5.82%, 3/15/00                      10,868,403

                  Allied Signal, Inc.:
    15,000,000       5.30%, 2/01/00                      14,931,542
    22,000,000       5.90%, 2/15/00                      21,837,750

                  Asset Securitization
                     Cooperative Corp.,
    30,000,000       6.00%, 1/18/00                      29,915,000

                  BankAmerica Corp.,
    28,000,000       5.85%, 2/18/00                      27,781,600

                  Barclays Bank PLC,
   100,000,000       5.75%, 1/10/00                      99,888,194

                  BBL North America, Inc.:
    15,000,000       5.932%, 1/21/00                     14,950,571
    40,000,000       5.765%, 1/31/00                     39,807,833

                  BellSouth Corp.,
    12,000,000       5.62%, 2/07/00                      11,930,687

                  British Gas Capital Corp.,
    20,000,000       5.67%, 2/25/00                      19,826,750

                  British Telecommunications
                     PLC:
    55,000,000       5.92%, 3/02/00                      54,448,289
    50,000,000       5.87%, 3/13/00                      49,413,000

                  Corporate Asset Funding Co.,
                     Inc.:
    50,000,000       5.93%, 1/18/00                      49,859,986
    65,000,000       5.95%, 2/18/00                      64,484,333

                  Coca Cola Co.,
    15,000,000       5.27%, 1/20/00                      14,958,279

                  Corporate Receivables Corp.:
    15,000,000       5.89%, 1/27/00                      14,936,192
    25,000,000       6.07%, 2/08/00                      24,839,819
    20,000,000       5.87%, 2/10/00                      19,869,556
    50,000,000       5.945%, 3/15/00                     49,388,986

                  Credit Suisse First Boston, Inc.:
    35,000,000       5.79%, 2/07/00                      34,791,721
    25,000,000       5.79%, 2/14/00                      24,823,083


    Principal
     Amount             Description                       Value
     ------             -----------                       -----
                  Cregem NorthAmerican,
$   65,000,000       5.92%, 2/02/00                  $   64,657,956

                  Delaware Funding Corp.,
    30,000,000       5.83%, 2/22/00                      29,747,367

                  Diageo Capital PLC,
    40,000,000       5.39%, 1/28/00                      39,838,300

                  Elf Aquitaine Finance,
    45,000,000       5.95%, 3/02/00                      44,546,313

                  Emerson Electric Co.,
    25,000,000       5.27%, 1/31/00                      24,890,208

                  Fortis Bank:
    50,000,000       5.893%, 3/14/00                     49,402,561
    25,000,000       5.91%, 3/15/00                      24,696,292
    25,000,000       5.89%, 4/03/00                      24,619,604
    30,000,000       5.735%, 5/09/00                     29,383,488

                  Gannett Co., Inc.,
    30,000,000       5.97%, 1/28/00                      29,865,675

                  General Electric Capital Corp.:
    23,000,000       5.20%, 2/02/00                      22,893,689
    22,000,000       4.95%, 2/07/00                      21,888,075
    30,000,000       5.36%, 2/11/00                      29,816,867
    18,000,000       5.78%, 2/18/00                      17,861,280

                  General Electric Capital Corp.
                     International Funding:
    40,000,000       5.31%, 2/15/00                      39,734,500
    25,000,000       5.77%, 2/22/00                      24,791,639
    20,000,000       5.77%, 3/08/00                      19,785,228

                  General Motors Acceptance
                     Corp.,
    15,000,000       5.22%, 1/31/00                      14,934,750

                  Glaxo Wellcome PLC,
    46,000,000       5.90%, 2/25/00                      45,585,361

                  Invensys PLC:
    25,000,000       5.92%, 1/14/00                      24,946,556
    13,000,000       5.60%, 2/07/00                      12,929,222

                  J. P. Morgan, Inc.:
    10,000,000       6.60%, 1/18/00                       9,968,833
    20,000,000       5.78%, 3/14/00                      19,765,589



                       See Notes to Financial Statements.

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1999


    Principal
     Amount             Description                       Value
     ------             -----------                       -----
                  National Rural Utility Corp.,
$   32,000,000       5.88%, 3/13/00                     $31,623,680

                  Quincy Capital Corp.:
    49,867,000       6.04%, 1/21/00                      49,699,669
    40,000,000       6.10%, 1/27/00                      39,823,778
    35,470,000       6.09%, 1/31/00                      35,289,990

                  Receivables Capital Corp.:
    11,480,000       5.85%, 1/14/00                      11,455,749
    30,000,000       5.88%, 2/15/00                      29,779,500
    40,000,000       5.88%, 2/25/00                      39,640,667

                  Rio Tinto America, Inc.,
    20,678,000       5.91%, 3/03/00                      20,467,532

                  Riverwoods Funding Corp.,
    15,000,000       6.03%, 1/26/00                      14,937,188

                  Salomon Smith Barney, Inc.:
     6,000,000       5.43%, 1/28/00                       5,975,565
    50,000,000       5.76%, 2/09/00                      49,688,000

                  Santander Finance BV,
    30,000,000       5.97%, 2/15/00                      29,776,125

                  SBC Communications, Inc.:
    12,500,000       5.84%, 2/10/00                      12,418,889
    10,000,000       5.70%, 2/22/00                       9,917,667

                  Unifunding, Inc.,
    50,000,000       5.98%, 2/17/00                      49,609,639

                  Wachovia Corp.:
     8,000,000       4.93%, 2/07/00                       7,959,464
    25,000,000       5.18%, 2/15/00                      24,838,125

                  Windmill Funding Corp.:
    25,000,000       5.98%, 1/13/00                      24,950,167
    20,000,000       5.44%, 1/18/00                      19,948,622
    57,000,000       5.44%, 1/21/00                      56,818,133
    25,000,000       5.87%, 1/25/00                      24,902,166
    25,000,000       5.88%, 2/15/00                      24,816,250
                                                     --------------
Total Commercial Paper
     (Amortized Cost $2,171,269,219)                  2,171,269,219
                                                     --------------


    Principal
     Amount             Description                       Value
     ------             -----------                       -----
                  Funding Agreements - 3.3%
                  First Allmerica Financial
                     Life Insurance Co.,
                     Monthly Variable Rate,
$   55,000,000       4.956%, 4/17/00(1)                 $55,000,000

                  GE Life and Annuity Assurance Co.,
                     Monthly Variable Rate,
    40,000,000       5.289%, 9/01/00(1)                  40,000,000

                  Transamerica Life,
                     Monthly Variable Rate,
    35,000,000       4.951%, 6/13/00(2)                  35,000,000

                  Travelers Insurance Co,
                     Monthly Variable Rate:
    40,000,000       4.978%, 2/23/00(1)                  40,000,000
    30,000,000       4.967%, 4/03/00(1)                  30,000,000
                                                     --------------
Total Funding Agreements
     (Amortized Cost $200,000,000)                      200,000,000
                                                     --------------

                  Deposit Note - 0.3%
                  Bayerische Landesbank,
    20,000,000       5.80%, 5/22/00                      19,974,166
                                                     --------------
Total Deposit Note
     (Amortized Cost $19,974,166)                        19,974,166
                                                     --------------
Total Investments
     (Amortized Cost
     $6,218,594,221)                101.9%           $6,218,594,221
Liabilities in Excess of

Other Assets                         (1.9)             (117,876,855)
                                    -----            --------------
Net Assets                          100.0%           $6,100,717,366
                                    =====            ==============

----------
(1) Illiquid Security.
(2) Funding agreement subject to a seven day demand feature.



                       See Notes to Financial Statements.

New YorkTax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1999

      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
                  New York - 99.2%
$    2,000,000    Buffalo, New York, RAN, Series A, (LOC: Landesbank-Hessen-Thuringen),
                     4.65%, 7/25/00                                                                            $  2,009,367
     2,525,000    Great Neck North, New York Water Authority Water System Revenue, Series A,
                     (FGIC Insured), Variable Rate Weekly Demand Note, 5.45%, 1/1/20 (a)                          2,525,000
     1,400,000    Long Island Power Authority, New York, Electrical System Revenue, Series 5,
                     (LOC: ABN Amro Bank N.V. 50%, Morgan Guaranty Trust 50%),
                     Variable Rate Daily Demand Note, 4.70%, 5/1/33 (a)                                           1,400,000
       200,000    Long Island Power Authority, New York, Electrical System Revenue, Sub Series 6,
                     (LOC: ABN Amro Bank N.V. 50%, Morgan Guaranty Trust 50%),
                     Variable Rate Daily Demand Note, 4.75%, 5/1/33 (a)                                             200,000
     1,000,000    Long Island Power Authority, New York, Electrical System Revenue,
                     (LOC: Westdeutsche Landesbank 50%, Bayerische Landesbank 50%),
                     Variable Rate Demand Bonds, (Tax Exempt Commercial Paper Mode), 3.75%, 1/18/00               1,000,000
     1,000,000    Long Island Power Authority, New York, Electrical System Revenue,
                     (LOC: Westdeutsche Landesbank 50%, Bayerische Landesbank 50%),
                     Variable Rate Demand Bonds, (Tax Exempt Commercial Paper Mode), 3.80%, 1/24/00               1,000,000
     1,500,000    Metropolitan Transportation Authority, New York, Series B, (LOC: ABN Amro Bank, N.V.),
                     Tax Exempt Commercial Paper, 3.80%, 1/27/00                                                  1,500,000
     1,000,000    Monroe County, New York, G.O., Series B, 3.30%, 3/1/00                                          1,000,039
     1,025,000    Monroe County, New York, G.O., Series B, 5.00%, 3/1/00                                          1,028,452
     1,000,000    Monroe County, New York, G.O., Series A,  4.60%, 6/1/00                                         1,005,675
     1,000,000    Municipal Assistance Corp., New York City, New York, Revenue Bonds,
                     Series E, 4.00%, 7/1/00                                                                      1,003,626
     2,200,000    Municipal Assistance Corp., New York City, New York, Revenue Bonds,
                     Series G, 5.50%, 7/1/00                                                                      2,219,896
       200,000    Nassau County, New York, Industrial Development Agency, (Winthrop Hospital),
                     (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note, 4.75%, 3/1/28 (a)               200,000
     2,500,000    New York City, New York, Housing Development Corporation, (Columbus Apartments Project),
                     (Guaranteed by FNMA), Variable Rate Weekly Demand Note, 5.50%, 03/15/25 (a)                  2,500,000
     1,055,000    New York City, New York, G.O., Escrowed to Maturity in U.S. Government Securities,
                     Series D, 5.00%, 2/15/00                                                                     1,057,018
     1,000,000    New York City, New York, G.O., Escrowed to Maturity in U.S. Government Securities,
                     Series E, 5.00%, 2/15/00                                                                     1,002,043
     1,070,000    New York City, New York, G.O., Escrowed to Maturity in U.S. Government Securities,
                     Series J, 4.85%, 2/15/00                                                                     1,072,294
     1,500,000    New York City, New York, G.O., Series 1996A, 7.25%, 3/15/20, (Escrowed in U.S.
                     Government), Prerefunded 3/15/00 @ $101.50                                                   1,534,478
     2,000,000    New York City, New York, Health & Hospital Corp., Series A, (LOC: Bank of Nova Scotia),
                     Variable Rate, Weekly Demand Note 5.50%, 2/15/26 (a)                                         2,000,000
     1,900,000    New York City, New York, Sub Series A-10, (LOC: Morgan Guaranty Trust),
                     Variable Rate Daily Demand Note, 4.50%, 8/1/16 (a)                                           1,900,000
       400,000    New York City, New York, Transitional Finance Authority Revenue, Series A-2,
                     Variable Rate Weekly Demand Note, 5.45%, 11/15/27 (a)                                          400,000


                       See Notes to Financial Statements.

New York Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
$    3,000,000    New York City, New York, Trust for Cultural Research Revenue Bonds, Museum of Broadcasting,
                     (LOC: KBC Bank N.V.), Variable Rate Weekly Demand Note, 5.20%, 5/1/14 (a)                 $  3,000,000
       250,000    New York City, New York, G.O., Series B, (FGIC Insured), Variable Rate Daily Demand Note,
                     4.50%, 10/1/21 (a)                                                                             250,000
     1,105,000    New York State Dormitory Authority, Cornell University, Revenue Bond, 4.60%, 7/1/00             1,109,554
     1,000,000    New York State Dormitory Authority (Sloan Kettering), Series B,
                     (LOC: Chase Manhattan Bank), Variable Rate Daily Demand Note, 5.50%, 7/1/19 (a)              1,000,000
     2,300,000    New York State Dormitory Authority (Sloan Kettering), Series B,
                     (LOC: Chase Manhattan Bank), Variable Rate Daily Demand Note, 4.95%, 7/1/19 (a)              2,300,000
     3,400,000    New York State Dormitory Authority, City University System, Revenue Bond, 7.625%, 7/1/20
                     (Escrowed in U.S. Government), Prerefunded, 7/1/00 @ $102                                    3,534,176
     1,000,000    New York State Dormitory Authority, New York Public Library, Series B, (MBIA Insured)
                     Variable Rate Weekly Demand Note, 5.55%, 7/1/28 (a)                                          1,000,000
     2,000,000    New York State Dormitory Authority, New York Public Library, Series A, (MBIA Insured)
                     Variable Rate Weekly Demand Note, 5.55%, 7/1/28 (a)                                          2,000,000
     3,360,000    New York State Energy Research and Development Authority, Brooklyn Union Gas,
                     (MBIA Insured), Variable Rate Weekly Demand Note, 5.45%, 12/1/20 (a)                         3,360,000
     3,300,000    New York State Energy Research and Development Authority, P.C.R., New York State Electric
                     and Gas, (LOC: Bank One), Variable Rate Daily Demand Note, 4.70%, 10/1/29 (a)                3,300,000
       100,000    New York State Environmental Facilities Corporation, State Clean Water and Drinking,
                     Pooled Loan, Revenue Bond, 3.90%, 1/15/00                                                      100,027
     3,000,000    New York State Housing Finance Agency, Contract Obligation Revenue, Series A,
                     (LOC: Commerzbank), Variable Rate Weekly Demand Note, 5.40%, 3/15/27 (a)                     3,000,000
     1,000,000    New York State Housing Finance Agency, Hospital Special Surgery Staff, Series A,
                     (LOC: Chase Manhattan Bank), Variable Rate Weekly Demand Note, 4.30%, 11/1/10 (a)            1,000,000
     1,500,000    New York State Housing Finance Agency, Normandie Court I Project, (LOC: Landesbank-
                     Hessen-Thuringen), Variable Rate Weekly Demand Note, 5.20%, 5/15/15 (a)                      1,500,000
     2,000,000    New York State Local Government Assistance Corp., Series A, (LOC: Bayerische
                     Landesbank 50%, Westdeutsche Landesbank 50%), Variable Rate Weekly Demand Note,
                     5.45%, 4/1/22 (a)                                                                            2,000,000
     1,000,000    New York State Thruway Authority Highway and Bridge, Revenue Bond, Series A,
                     4.75%, 4/1/00                                                                                1,004,094
     1,000,000    New York State Thruway Authority Highway and Bridge, Revenue Bond, Series A,
                     6.00%, 4/1/00                                                                                1,007,090
     1,000,000    New York State Thruway Authority, General Revenue, (FGIC Insured),
                     Variable Rate Daily Demand Note, 4.90%, 1/1/24 (a)                                           1,000,000
       730,000    New York State Energy Research and Development Authority, P.C.R., (LOC: Morgan
                     Guaranty Trust), Variable Rate Daily Demand Note, 4.65%, 6/1/29 (a)                            730,000
     1,000,000    New York State, (LOC: Bayerische Landesbank 50%, Landesbank-Hessen-Thuringen 50%),
                     Tax Exempt Commercial Paper, 3.70%, 3/8/00                                                   1,000,000


                       See Notes to Financial Statements.

New York Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
$      400,000    New York City, New York, G.O., Series B, (FGIC Insured), Variable Rate Daily Demand Note,
                     4.50%, 10/1/20 (a)                                                                             400,000
     2,000,000    New YorkCity, New York, Housing Development Corporation, (Park Gate Apartments), Variable
                     Rate Weekly Demand Note, 5.20%, 10/15/28 (a)                                                 2,000,000
       250,000    New York State Environmental Facilities Corporation, State Revolving Fund, (New York City
                     Water Finance), Revenue Bond, 6.70%, 6/15/00                                                   253,261
       650,000    New York State Environmental Facilities Corporation, State Revolving Fund, (New York City
                     Water Finance), Revenue Bond, 5.10%, 06/15/00                                                  653,428
     2,500,000    New York City, New York, Housing Development Corporation, (Carnegie Park),
                     (Guaranteed by FNMA), Variable Rate Weekly Demand Note, 5.50%, 11/15/19 (a)                  2,500,000
     1,500,000    New York City, New York, Water Finance Authority Revenue, Series 5,
                     (LOC: Landesbank-Hessen-Thuringen 33.4%, Westdeutsche Landesbank 33.3%,
                     Bayerische Landesbank 33.3%), Tax Exempt Commercial Paper, 3.80%, 1/21/00                    1,500,000
       395,000    New York State Environmental Facilities Corporation, State Revolving Fund,
                     Series E, Revenue Bond, 6.10%, 6/15/00                                                         399,032
     1,000,000    New York State, Series V, Tax Exempt Commercial Paper, 3.85%, 1/19/00                           1,000,000
     1,000,000    New York State, Series V, Tax Exempt Commercial Paper, 3.75%, 3/9/00                            1,000,000
     1,000,000    Sachem Central School District, New York, G.O., 4.00%, 6/29/00                                  1,002,617
     2,000,000    Triborough Bridge and Tunnel Authority, Series C, (AMBAC Insured),
                     Variable Rate Weekly Demand Note, 5.40%, 1/1/13 (a)                                          2,000,000
                                                                                                               ------------
Total Investments (Amortized Cost $73,461,167)                                         99.2%                   $ 73,461,167
Other Assets in Excess of Liabilities                                                   0.8                         590,530
                                                                                      -----                    ------------
Net Assets                                                                            100.0%                   $ 74,051,697
                                                                                      =====                    ============


(a) Securities payable on demand, secured by Bank Letter of Credit on other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of money interest rates.

The following abbreviations are used in portfolio descriptions:
       AMBAC     -   American Municipal Bond Assurance Corporation
       FGIC      -   Financial Guaranty Insurance Corporation
       FNMA      -   Federal National Mortgage Association
       G.O.      -   General Obligation
       LOC       -   Letter of Credit
       MBIA      -   Municipal Bond Investors Assurance
       P.C.R.    -   Pollution Control Revenue



                       See Notes to Financial Statements.

Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
                Arizona - 0.4%
$    500,000    Scottsdale, Arizona, G.O., Series A, 6.50%, 7/1/00                                          $      506,524
                                                                                                            --------------
                Colorado - 0.6%
     805,000    Colorado Housing Finance Authority, Multifamily Housing, (Hunters Project),
                   (Guaranteed by FNMA), Variable Rate Weekly Demand Note, 5.40%, 10/15/16 (a)                     805,000
                                                                                                            --------------
                Connecticut - 0.4%
     500,000    Connecticut State, Unemployment Compensation, Series A, (AMBAC Insured),
                   Revenue Bond, 5.50%, 5/15/00                                                                    502,550
                                                                                                            --------------
                Delaware - 0.8%
   1,000,000    Delaware State, G.O., Series B, 5.00%, 5/1/00                                                    1,005,749
                                                                                                            --------------
                Georgia - 5.0%
   1,000,000    Cobb County, Georgia, Housing Authority, (Post Mill Project), (Guaranteed by FNMA),
                   Variable Rate Weekly Demand Note, 5.50%, 6/1/25 (a)                                           1,000,000
   1,000,000    Macon-Bibb County, Georgia, Hospital Authority Revenue, (Medical Center of
                   Central Georgia), (LOC: SunTrust Bank), Variable Rate Weekly Demand Note,
                   5.55%, 12/1/18 (a)                                                                            1,000,000
     500,000    Municipal Electric Authority of Georgia, (LOC: Landesbank-Hessen-Thuringen),
                   Variable Rate Weekly Demand Notes, 5.50%, 1/1/16 (a)                                            500,000
   4,000,000    Smyrna Housing Authority, Multifamily Housing, (F&M Villages Project),
                   (Guaranteed by FNMA), Variable Rate Weekly Demand Note, 5.50%, 6/1/25 (a)                     4,000,000
                                                                                                            --------------
                                                                                                                 6,500,000
                                                                                                            --------------
                Illinois - 8.6%
   3,000,000    Illinois Development Finance Authority, (Jewish Federation), Series B, (AMBAC Insured),
                   Variable Rate Weekly Demand Note, 5.65%, 9/1/23 (a)                                           3,000,000
   1,700,000    Illinois Health Facilities Authority, (Gottlieb Health Resources, Inc.),
                   (LOC: Harris Trust and Savings Bank), Variable Rate Weekly Demand Note,
                   5.35%, 11/15/24 (a)                                                                           1,700,000
   2,400,000    Illinois Health Facilities Authority, (Northwestern Memorial Hospital),
                   Variable Rate Daily Demand Note, 4.75%, 8/15/25 (a)                                           2,400,000
   2,000,000    Illinois Health Facilities Authority, (Gottlieb Health Resources, Inc.),
                   (LOC: Harris Trust and Savings Bank), Variable Rate Weekly Demand Note,
                   5.35%, 11/15/25 (a)                                                                           2,000,000
   1,000,000    Illinois State, G.O., (MBIA Insured), 5.375%, 5/1/00                                             1,006,930
   1,000,000    Schaumburg, Illinois, Series A, Variable Rate Weekly Demand Note,
                   5.40%, 12/1/13 (a)                                                                            1,000,000
                                                                                                            --------------
                                                                                                                11,106,930
                                                                                                            --------------
                Indiana - 2.7%
   1,000,000    Indiana Health Facilities Authority Revenue, (Ascension Health), Series B, 3.80%,
                   11/1/19, Mandatory Put - 2/9/00 @ $100                                                        1,000,000
   1,000,000    Purdue University, Student Fee Bonds, Series K, Variable Rate Weekly Demand Note,
                   5.40%, 7/1/20 (a)                                                                             1,000,000
   1,500,000    Purdue University, Student Fee Bonds, Series L, Variable Rate Weekly Demand Note,
                   5.40%, 7/1/20 (a)                                                                             1,500,000
                                                                                                            --------------
                                                                                                                 3,500,000
                                                                                                            --------------
                Kansas - 0.8%
   1,000,000    Kansas State, Department of Transportation Highway Revenue, Revenue Bond,
                   4.60%, 3/1/00                                                                                 1,002,255
                                                                                                            --------------


                       See Notes to Financial Statements.

Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
                Louisiana - 0.7%
$    900,000    East Baton Rouge Parish, Louisiana, P.C.R., (Exxon Project), Variable Rate Daily
                   Demand Note, 4.95%, 11/1/19 (a)                                                          $      900,000
                                                                                                            --------------
                Maine - 0.8%
   1,000,000    Maine State Highway, G.O., 4.50%, 6/15/00                                                        1,002,552
                                                                                                            --------------
                Maryland - 4.0%
   2,000,000    Maryland State Health and Higher Educational Facilities Authority, University of
                   Maryland Medical System, (LOC: Bank One), Series F,
                   Variable Rate Weekly Demand Note, 5.35%, 7/1/24 (a)                                           2,000,000
   3,100,000    Montgomery County, Maryland, Tax Exempt Commercial Paper, 3.80%, 1/14/00                         3,100,000
                                                                                                            --------------
                                                                                                                 5,100,000
                                                                                                            --------------
                Massachusetts - 3.9%
   1,000,000    Commonwealth of Massachusetts, Tax Exempt Commercial Paper, 4.40%, 1/20/00                       1,000,000
   4,000,000    Massachusetts Bay Transportation Authority, RAN, Series A, 3.50%, 2/25/00                        4,001,901
                                                                                                            --------------
                                                                                                                 5,001,901
                                                                                                            --------------
                Michigan - 5.5%
   2,100,000    Michigan State Strategic Fund, Detroit Edison Company, (LOC: Barclays Bank),
                   Variable Rate Daily Demand Note, 4.75%, 9/1/30 (a)                                            2,100,000
   3,000,000    University of Michigan, Series B, Tax Exempt Commercial Paper, 3.80%, 1/25/00                    3,000,000
   2,000,000    University of Michigan, Series B, Tax Exempt Commercial Paper, 3.75%, 1/26/00                    2,000,000
                                                                                                            --------------
                                                                                                                 7,100,000
                                                                                                            --------------
                Minnesota - 2.3%
   1,000,000    Minnesota State, G.O., 4.50%, 6/1/00                                                             1,004,928
   2,000,000    University of Minnesota, Series A, Variable Rate Weekly Demand Note, 5.50%, 1/1/34 (a)           2,000,000
                                                                                                            --------------
                                                                                                                 3,004,928
                                                                                                            --------------
                Mississippi - 1.2%
   1,000,000    Jackson County, Mississippi, Chevron USA Inc. Project, (Guaranteed by Chevron),
                   3.85%, 6/1/23 mandatory put 5/1/00 @ $100 (a)                                                 1,000,000
     500,000    Perry County, Mississippi, Leaf Forest Project, (LOC: Wachovia Bank),
                   Variable Rate Daily Demand Note, 4.70%, 3/1/02 (a)                                              500,000
                                                                                                            --------------
                                                                                                                 1,500,000
                                                                                                            --------------
                Montana - 0.5%
     600,000    Forsyth, Montana, P.C.R., (Pacificorp Project), (LOC: Rabobank Nederland),
                   Variable Rate Daily Demand Note, 4.50%, 1/1/18 (a)                                              600,000
                                                                                                            --------------
                Nevada - 2.3%
   3,000,000    Las Vegas Valley Water District, Nevada, (LOC: Westdeutsche Landesbank),
                   Tax Exempt Commercial Paper, 3.80%, 1/21/00                                                   3,000,000
                                                                                                            --------------
                New Jersey - 1.6%
   2,000,000    New Jersey State, G.O., TRAN, Series D, 3.85%, 1/12/00                                           2,000,000
                                                                                                            --------------
                New York - 11.3%
   2,000,000    Buffalo, New York, G.O., RAN, Series A, (LOC: Landesbank-Hessen-Thuringen),

                   4.65%, 7/25/00                                                                                2,009,367
   1,500,000    Long Island Power Authority, New York, Electrical System Revenue, Series 5,
                   (LOC: ABN Amro Bank N.V. 50%, Morgan Guaranty Trust 50%),
                   Variable Rate Daily Demand Note, 4.70%, 5/1/33 (a)                                            1,500,000


                       See Notes to Financial Statements.

Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
$  3,000,000    Long Island Power Authority, New York, Electrical System Revenue, Sub Series 6,
                   (LOC: ABN Amro Bank N.V. 50%, Morgan Guaranty Trust 50%),
                   Variable Rate Daily Demand Note, 4.75%, 5/1/33 (a)                                       $    3,000,000
   1,000,000    Long Island Power Authority, New York, Electrical System Revenue, Sub Series 1,
                   (LOC: Westduetsche Landesbank 50%,  Bayerische Landesbank 50%),
                   Variable Rate Daily Demand Note, 5.75%, 5/1/33 (a)                                            1,000,000
   1,500,000    Metropolitan Transportation Authority, New York, (LOC: ABN Amro Bank N.V.),
                   Tax Exempt Commercial Paper, 3.80%, 1/27/00                                                   1,500,000
     285,000    New York City, New York, G.O., Sub Series A-4, (LOC: Chase Manhattan Bank),
                   Variable Rate Daily Demand Note, 4.75%, 8/1/21 (a)                                              285,000
   2,000,000    New York City, New York, Municipal Water Finance Authority, Water and Sewer
                   System Revenue, Series A, (FGIC Insured), Variable Rate Daily Demand Note,
                   4.50%, 6/15/25 (a)                                                                            2,000,000
   1,900,000    New York City, New York, Municipal Water Finance Authority, Water and Sewer
                   System Revenue, Series G, (FGIC Insured), Variable Rate Daily Demand Note,
                   4.70%, 6/15/24 (a)                                                                            1,900,000
     300,000    New York City, New York, G.O., Series B, (FGIC Insured), Variable Rate Daily
                   Demand Note, 4.50%, 10/1/21 (a)                                                                 300,000
   1,115,000    New York City, New York, G.O., Sub Series B-2, (LOC: Morgan Guaranty Trust),
                   Variable Rate Daily Demand Note, 5.00%, 8/1/18 (a)                                            1,115,000
                                                                                                            --------------
                                                                                                                14,609,367
                                                                                                            --------------
                North Carolina - 1.4%
   1,000,000    Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care System
                   Revenue, Series D, Variable Rate Weekly Demand Note, 5.15%, 1/15/26 (a)                       1,000,000
     800,000    North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project,
                   Variable Rate Weekly Demand Note, 5.45%, 10/1/23 (a)                                            800,000
                                                                                                            --------------
                                                                                                                 1,800,000
                                                                                                            --------------
                Ohio - 4.7%
     500,000    Ohio State, Air Quality Development Authority, Series A, (LOC: UBS AG),
                   Variable Rate Daily Demand Note, 4.50%, 12/1/15 (a)                                             500,000
   1,000,000    Ohio State, Air Quality Development Authority, Series A, (LOC: Morgan Guaranty
                   Trust), Variable Rate Daily Demand Note, 4.50%, 12/1/15 (a)                                   1,000,000
   1,300,000    Ohio State, G.O., Natural Resource Capital Facilities, Series D, 4.00%, 4/1/00                   1,302,194
   3,200,000    Ohio State University General Receipts, Variable Rate Weekly Demand Note,
                   4.90%, 12/1/07 (a)                                                                            3,200,000
                                                                                                            --------------
                                                                                                                 6,002,194
                                                                                                            --------------
                Pennsylvania - 3.6%
     300,000    Delaware County, Pennsylvania, Industrial Development Authority, P.C.R., Philadelphia
                   Electric Company, (LOC: Toronto Dominion Bank), Variable Rate Weekly Demand
                   Note, 4.70%, 8/1/16 (a)                                                                         300,000
     500,000    Lehigh County, Pennsylvania, I.D.A., Allegheny Electric, (LOC: Rabobank Nederland),
                   Variable Rate Monthly Demand Note, 3.85%, 6/1/14 (a)                                            500,000
   1,700,000    Pennsylvania State, Higher Educational Facilities Authority, (Carnegie Mellon
                   University), Series C, Variable Rate Daily Demand Note, 4.80%, 11/1/29 (a)                    1,700,000
   2,200,000    York County, Pennsylvania, Industrial Development Authority, P.C.R., Philadelphia
                   Electric Company, (LOC: Toronto Dominion Bank), Variable Rate Daily Demand Note,
                   4.70%, 8/1/16 (a)                                                                             2,200,000
                                                                                                            --------------
                                                                                                                 4,700,000
                                                                                                            --------------


                       See Notes to Financial Statements.

Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
                        South Carolina - 3.0%
$  2,900,000    Rock Hill, South Carolina, Combined Utility System Revenue, Series B,
                   (AMBAC Insured),Variable Rate Weekly Demand Note, 5.15%, 1/1/23 (a)                      $    2,900,000
   1,000,000    South Carolina State, G.O., Capital Improvement, Series A, 5.50%, 4/1/00                         1,004,515
                                                                                                            --------------
                                                                                                                 3,904,515
                                                                                                            --------------
                Tennessee - 2.3%
   3,000,000    Metropolitan Nashville Airport Authority, Tennessee, Series B, (LOC: Bayerische
                   Landesbank), Variable Rate Daily Demand Note, 4.80%, 10/1/12 (a)                              3,000,000
                                                                                                            --------------
                Texas - 12.7%
   2,000,000    City of Houston, Texas, G.O., Series B, Tax Exempt Commercial Paper, 3.80%, 1/21/00              2,000,000
   1,000,000    City of Houston, Texas, G.O., Series C, Tax Exempt Commercial Paper, 3.90%, 1/20/00              1,000,000
   3,000,000    Harris County, Texas, Series A, Tax Exempt Commercial Paper, 3.80%, 1/21/00                      3,000,000
   1,100,000    Harris County, Texas, Series C, Tax Exempt Commercial Paper, 4.10%, 1/11/00                      1,100,000
   2,000,000    Southwest Higher Education Authority Inc., Southern Methodist University, Project B,
                   (LOC: Landesbank-Hessen -Thuringen), Variable Rate Weekly Demand Note,
                   5.65%, 10/1/29 (a)                                                                            2,000,000
     565,000    Texas Small Business Industrial Development Corporation, Texas Public Facilities
                   Capital Access, (LOC: KBC Bank N.V.), Variable Rate Weekly Demand Note,
                   5.55%, 7/1/26 (a)                                                                               565,000
   5,000,000    Texas State, TRAN, 4.50%, 8/31/00                                                                5,023,739
   1,500,000    University of Texas, Texas, Tax Exempt Commercial Paper, 3.30%, 2/7/00                           1,500,000
     218,000    University of Texas, Texas, Tax Exempt Commercial Paper, 4.00%, 2/7/00                             218,000
                                                                                                            --------------
                                                                                                                16,406,739
                                                                                                            --------------
                Utah - 3.8%
   3,360,000    Salt Lake City, Utah, G.O., 5.00%, 6/15/00                                                       3,378,757
   1,500,000    Utah State, G.O., 4.70%, 7/1/00                                                                  1,506,880
                                                                                                            --------------
                                                                                                                 4,885,637
                                                                                                            --------------
                Vermont - 3.7%
   4,735,000    Vermont I.D.A., Central Vermont Public Service, (LOC: Toronto Dominion Bank),
                   Variable Rate Monthly Demand Note, 3.90%, 12/1/13 (a)                                         4,735,000
                                                                                                            --------------
                Virginia - 0.8%
   1,020,000    Virginia State, Public School Authority, G.O., Series C, 5.00%, 8/1/00                           1,026,857
                                                                                                            --------------
                Wisconsin - 1.3%
   1,150,000    La Crosse, Wisconsin, P.C.R., (Dairyland Power Coop), Series B, (AMBAC Insured),
                   Variable Rate Daily Demand Note, 5.00%, 2/1/15 (a)                                            1,150,000
     500,000    Milwaukee, Wisconsin, G.O., 5.00%, 2/1/00                                                          500,766
                                                                                                            --------------
                                                                                                                 1,650,766
                                                                                                            --------------
                Wyoming - 8.6%
   2,300,000    Lincoln County, Wyoming, P.C.R., (Exxon Project-C), Variable Rate Daily
                   Demand Note, 4.70%, 11/1/14 (a)                                                               2,300,000
     500,000    Lincoln County, Wyoming, P.C.R., (Exxon Project-C), Variable Rate Daily
                   Demand Note, 4.70%, 11/1/14                                                                     500,000
     300,000    Lincoln County, Wyoming, P.C.R., (Exxon Project-C), Variable Rate Daily
                   Demand Note, 4.70%, 11/1/14                                                                     300,000



                       See Notes to Financial Statements.

Tax Free Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
$    200,000    Lincoln County, Wyoming, P.C.R., (Exxon Project-C), Variable Rate Daily
                   Demand Note, 4.70%, 11/1/14                                                              $      200,000
   3,300,000    Platte County, Wyoming, P.C.R., Tri-State G&T, (LOC: National Rural Utilities
                   Corporation), Variable Rate Daily Demand Note, 4.50%, 7/1/14 (a)                              3,300,000
   4,500,000    Wyoming State, TRAN, 4.00%, 6/27/00                                                              4,510,326
                                                                                                            --------------
                                                                                                                11,110,326
                                                                                                            --------------
Total Investments (Amortized Cost $127,969,790)                              99.3%                          $  127,969,790
Other Assets in Excess of Liabilities                                         0.7%                                 866,613
                                                                            -----                           --------------
Net Assets                                                                  100.0%                          $  128,836,403
                                                                            =====                           ==============

(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

The following abbreviations are used in portfolio descriptions:
       AMBAC     -   American Municipal Bond Assurance Corporation
       FGIC      -   Financial Guaranty Insurance Corporation
       FNMA      -   Federal National Mortgage Association
       G.O.      -   General Obligation
       I.D.A.    -   Industrial Development Authority
       LOC       -   Letter of Credit
       MBIA      -   Municipal Bond Investors Assurance
       P.C.R.    -   Pollution Control Revenue
       RAN       -   Revenue Anticipation Note
       TRAN      -   Tax and Revenue Anticipation Note



                       See Notes to Financial Statements.

Treasury Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
U.S. Treasury Bills - 12.4%

$   125,000,000     4.76%, 1/13/00                                                                           $  124,796,673
     50,000,000     5.135%, 1/13/00                                                                              49,890,869
     50,000,000     5.375%, 3/23/00                                                                              49,387,847
     90,000,000     5.28%, 3/30/00                                                                               88,825,200
                                                                                                             --------------
Total U.S. Treasury Bills (Amortized Cost $312,900,589)                                                         312,900,589
                                                                                                             --------------
                  U.S. Treasury Notes - 15.2%
     24,000,000      7.75%, 1/31/00                                                                              24,055,779
     93,000,000     5.875%, 2/15/00                                                                              93,100,854
    147,000,000     7.125%, 2/29/00                                                                             147,458,484
     30,000,000     6.875%, 3/31/00                                                                              30,111,754
     35,000,000     5.50%, 5/31/00                                                                               35,008,891
     56,000,000     6.25%, 5/31/00                                                                               56,147,684
                                                                                                             --------------
Total U.S. Treasury Notes (Amortized Cost $385,883,446)                                                         385,883,446
                                                                                                             --------------

                  Repurchase Agreements(2) - 71.9%
    250,000,000        Tri-Party Repurchase Agreement with Banque Paribas,
                       Dated 12/31/99, 3.20%, principal and interest in the amount of
                       $250,066,667 due 1/3/2000 (Collateralized by U.S. Treasury Strips(1),
                       par value of $1,299,000, coupon rates  6.454% to 6.848%, due from
                       11/15/00 to 8/15/10,value of $753,495; U.S. Treasury Notes, par value of $179,551,000, coupon rates of 5.375% to 7.00%, due from
                       2/29/00 to 8/15/09, value of $182,016,009; U.S.Treasury Bond, par value $15,300,000, coupon rate of 6.125%, due 11/15/27, value of
                       $14,436,612; U.S. Treasury Bill, par value $61,800,000, coupon rate of
                       5.63%, due 11/9/00, value of $58,784,160)                                                250,000,000

     70,000,000        Tri-Party Repurchase Agreement with Banque Paribas,
                       Dated 11/8/99, 5.31%, principal and interest in the amount of
                       $70,949,900 due 2/8/00 (Collateralized by U.S. Treasury Strips(1),
                       par value of $65,000, coupon rate of 7.067%, due 2/15/10, value of $33,102; U.S.Treasury Strips(1), par value of $35,000, coupon rate 6.347%, due 10/31/02 value of $29,167; U.S. Treasury Notes, par value $63,092,000, coupon rates 4.00% to 6.625%, due
                       8/15/00 to 8/15/07, value of $64,471,579; U.S. Treasury Bonds, par value $6,484,000, coupon rates 7.50% to 11.75%, due from
                       2/15/01 to 11/15/16,
                       value of $7,030,826)                                                                      70,000,000

     25,000,000        Tri-Party Repurchase Agreement with Credit Suisse First Boston,
                       Dated 12/31/99, 3.00% principal and interest in the amount of
                       $25,006,250 due 1/3/00 (Collateralized by U.S. Treasury Note, par
                       value of $26,025,000, coupon rate of 5.75% due
                       6/30/01, value of $25,878,741)                                                            25,000,000

     70,000,000        Tri-Party Repurchase Agreement with Credit Suisse First Boston,
                       Dated 10/8/99, 5.35%, principal and interest in the amount of
                       $71,196,319 due 1/31/00 (Collateralized by U.S. Treasury Bill,
                       par value of $150,000, coupon rate of 5.091%, due 2/3/00,
                       value of $149,314;  U.S. Treasury Strips(1), par value
                       $50,071,854, coupon rates from 5.402% to 6.935%, due from
                       2/15/00 to 8/15/20, value of $40,472,577; U.S. Treasury
                       Strips(1) principal, par value $109,600,311, coupon rates
                       from 8.750% to 11.625%, due from 11/15/04
                       to 5/15/20  value of $31,825,214)                                                         70,000,000

     90,000,000        Tri-Party Repurchase Agreement with Goldman Sachs and Company,
                       Dated 9/21/1999, 5.37% principal and interest in the amount of
                       $91,892,925 due 2/9/00 (Collateralized by U.S. Treasury Notes,
                       par value $73,377,000, coupon rates of 5.50% to 8.50%, due from 1/31/00 to  5/31/03, value of $74,538,780; U.S. Treasury
                       Bond, par value $4,586,000, coupon rate of 7.875%, due 11/15/07, value of $4,787,151; U.S. Treasury Bills, par value $12,654,000, coupon rates of 5.16 to 5.52%, due from 1/20/00 to 7/20/00,
                       value of $12,474,752)                                                                     90,000,000


                       See Notes to Financial Statements.

Treasury Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
$   100,000,000        Tri-Party Repurchase Agreement with Greenwich Capital, Inc.,
                       Dated 12/31/99, 3.00% principal and interest in the amount of
                       $100,025,000 due 1/3/00 (Collateralized by Federal National
                       Mortgage Association Discount Notes, par value of $104,822,000, coupon rates from 5.125% to 6.625%, due from 3/15/01 to 9/15/09,
                       value of $102,004,550)                                                                $  100,000,000

     25,000,000        Tri-Party Repurchase Agreement with J.P. Morgan, Inc.,
                       Dated 12/31/99, 3.00% principal and interest in the amount of
                       $25,006,250 due 1/3/00 (Collateralized by U.S. Treasury Note, par
                       value of $24,578,000, coupon rate of 7.5%,  due 5/15/02, value of
                       $25,500,290)                                                                              25,000,000

     70,000,000        Tri-Party Repurchase Agreement with J.P. Morgan, Inc.,
                       Dated 12/31/99, 5.15% principal and interest in the amount of
                       $70,030,042, due 1/3/00 (Collateralized by U.S. Treasury Notes,
                       par value $ 71,212,000, coupon rates from 4.50% to
                       6.25%, due from 9/30/00 to 4/30/01, value of $71,400,427)                                 70,000,000

    102,759,572        Tri-Party Repurchase Agreement with Merrill Lynch & Co.,
                       Dated 12/31/99, 3.30% principal and interest in the amount of
                       $102,787,831, due 1/3/00 (Collateralized by U.S. Treasury
                       Strips(1) principal, par value of $237,430,000, coupon rates from 5.402% to 6.95%, due from 2/15/00 to 2/15/29, value of
                       $104,795,291; U.S. Treasury Strips(1), par value $43,000,
                       coupon rate of 11.75%, due 11/15/14, value of $22,029)                                   102,759,572

     25,000,000        Tri-Party Repurchase Agreement with Morgan Stanley Dean Witter,
                       Dated 12/31/99, 3.00% principal and interest in
                       the amount of $25,006,250, due on 1/3/00
                       (Collateralized by U.S. Treasury Bond, par value
                       of $23,730,000, coupon rate of 7.50%, due
                       11/15/16, value of $25,725,171)                                                           25,000,000

    120,000,000        Tri-Party Repurchase Agreement with Morgan Stanley Dean Witter,
                       Dated 12/31/99, 3.25%, principal and interest in
                       the amount of $120,032,500, due 1/3/00 (Collateralized by U.S.
                       Treasury Note, par value of $120,220,000 coupon rate of
                       6.00%, due 8/15/00, value of $123,004,776)                                                120,000,000

     70,000,000        Tri-Party Repurchase Agreement with Morgan Stanley Dean Witter,
                       Dated 11/5/99, 5.35%, principal and interest in
                       the amount of $70,582,556 due 2/3/00(Collateralized by U.S.
                       Treasury Note, par value of $ 70,075,000, coupon rate of
                       6.625%, due 4/30/02, value of $71,485,203)                                                70,000,000

    300,000,000        Tri-Party Repurchase Agreement with Salomon Smith Barney,
                       Dated 12/31/99, 3.00%, principal and interest in
                       the amount of $300,075,000 due 1/3/00
                       (Collateralized by U.S. Treasury Note, par value
                       of $1,125,000, coupon rate of 4.75%, due
                       11/15/08,value of $1,003,301; U.S. Treasury
                       Bonds, par value $259,855,000, coupon rates
                       of 5.25% to 14.25%, due from 5/15/01 to 2/15/29, value
                       of $305,965,161)                                                                         300,000,000

     75,000,000        Tri-Party Repurchase Agreement with Salomon Smith Barney,
                       Dated 12/31/99, 3.25%, principal and interest in
                       the amount of $75,020,313 due 1/3/00 (Collateralized by U.S.
                       Treasury Note, par value of $76,605,000, coupon rate of
                       6.125%, due 12/31/01 value of $76,521,194)                                                75,000,000

     30,000,000        Tri-Party Repurchase Agreement with Swiss Bank,
                       Dated 12/31/99, 3.00%, principal and interest in the
                       amount of $30,007,500, due 1/3/00 (Collateralized by U.S.
                       Treasury Strips(1), par value of $90,606,000, coupon rates
                       of 6.91% to 6.918%, due from 5/15/13  to 2/15/17, value of $30,600,732)                   30,000,000

     25,000,000        Tri-Party Repurchase Agreement with Swiss Bank,
                       Dated 12/31/99, 3.25%, principal and interest in
                       the amount of $25,006,771 due 1/3/00 (Collateralized by U.S.
                       Treasury Strips(1), par value of $62,395,000, coupon rate of
                       6.91%, due 5/15/13, value of $25,501,891)                                                 25,000,000


                       See Notes to Financial Statements.

Treasury Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
$    70,000,000        Tri-Party Repurchase Agreement with Swiss Bank,
                       Dated 10/28/99, 5.39%, principal and interest
                       in the amount of $71,152,861 due 2/15/00
                       (Collateralized by U.S. Treasury Strips(1),
                       par value of $192,203,000, coupon rates
                       of 6.848%
                       to 6.935%, due from 8/15/10 to 5/15/19, value of $71,401,489)                         $   70,000,000

    300,000,000        Open Tri-Party Repurchase Agreement with Westdeutsche Landesbank,
                       Dated 7/22/99, 4.94%, Daily Variable Rate, principal amount of
                       $300,000,000, interest amount varies dependent on rate, due 1/3/00
                       (Collateralized by U.S. Treasury Notes, par value of $153,600,000, coupon rates of 4.75% to 5.125%, due from 8/31/00 to 11/15/08, value of $149,011,419; U.S.Treasury Bonds, par value $132,422,000, coupon rates of 7.25% to 8.875%,
                       due from 11/15/08 to 08/15/22, value of $156,988,694)                                    300,000,000
                                                                                                             --------------

Total Repurchase Agreements (Amortized Cost $1,817,759,572)                                                   1,817,759,572
                                                                                                             --------------
Total Investments (Amortized Cost $2,516,543,607)                                 99.5%                      $2,516,543,607
Other Assets in Excess of Liabilities                                              0.5                           12,760,808
                                                                                 -----                       --------------
Net Assets                                                                       100.0%                      $2,529,304,415
                                                                                 =====                       ==============

----------
(1) Reflects rate as of December 31, 1999.
(2) Market value disclosed for collateral on repurchase agreements is as of December 31, 1999. The term repurchase agreements are subject to a seven day demand feature.



                       See Notes to Financial Statements.

Portfolios

Statements of Assets and Liabilities December 31, 1999

                                                        Cash             NY Tax          Tax Free            Treasury
                                                     Management        Free Money          Money               Money
                                                   --------------     ------------     -------------       --------------
Assets
      Investments at Amortized Cost                $6,218,594,221      $73,461,167      $127,969,790        $2,516,543,607
      Cash                                              2,473,605           35,286            66,173             1,460,308
      Interest Receivable                              43,756,797          584,535           840,720            11,633,953
                                                   --------------      -----------      ------------        --------------
Total Assets                                        6,264,824,623       74,080,988       128,876,683         2,529,637,868
                                                   --------------      -----------      ------------        --------------
Liabilities
      Due to Bankers Trust                              1,062,715            6,956             9,228               320,743
      Payable for Securities Purchased                163,014,298               --                --                    --
      Accrued Expenses and Other                           30,244           22,335            31,052                12,710
                                                   --------------      -----------      ------------        --------------
Total Liabilities                                     164,107,257           29,291            40,280               333,453
                                                   --------------      -----------      ------------        --------------
Net Assets                                         $6,100,717,366      $74,051,697      $128,836,403        $2,529,304,415
                                                   ==============      ===========      ============        ==============
Composition of Net Assets
      Paid-in Capital                               6,100,717,366       74,051,697       128,836,403         2,529,304,415
                                                   --------------      -----------      ------------        --------------
Net Assets                                         $6,100,717,366      $74,051,697      $128,836,403        $2,529,304,415
                                                   ==============      ===========      ============        ==============






Statements of Operations For the year ended December 31, 1999


                                                        Cash             NY Tax          Tax Free            Treasury
                                                     Management        Free Money          Money               Money
                                                   --------------     ------------     -------------       --------------
Investment Income
      Interest                                     $ 369,010,216      $  2,685,740     $  4,741,744        $   106,697,436
                                                   -------------      ------------     ------------        ---------------
Expenses
      Advisory Fees                                   10,613,250           127,794          219,330              3,225,042
      Administration and Services Fees                 3,539,131            47,758           78,598              1,075,014
      Professional Fees                                   22,160            23,944           15,816                 25,585
      Trustees Fees                                        5,190             7,899            5,364                  5,186
      Miscellaneous                                        1,625             1,256            1,630                 59,636
                                                   -------------      ------------     ------------        ---------------
      Total Expenses                                  14,181,356           208,651          320,738              4,390,463
      Less: Fee Waivers or Expense Reimbursements     (1,445,608)          (34,455)         (28,298)               (90,240)
                                                   -------------      ------------     ------------        ---------------
            Net Expenses                              12,735,748           174,196          292,440              4,300,223
                                                   -------------      ------------     ------------        ---------------
Net Investment Income                                356,274,468         2,511,544        4,449,304            102,397,213
Net Realized Gain (Loss) from
   Investment Transactions                               441,562                --          (11,949)               (23,699)
                                                   -------------      ------------     ------------        ---------------
Net Increase in Net Assets from Operations         $ 356,716,030      $  2,511,544     $  4,437,355        $   102,373,514
                                                   =============      ============     ============        ===============


                       See Notes to Financial Statements.

Portfolios

Statements of Changes in Net Assets

                                                                  Cash Management                          NY Tax Free Money
                                                    -----------------------------------------      -------------------------------
                                                          For the                For the               For the        For the
                                                        year ended             year ended            year ended      year ended
                                                       Dec. 31, 1999          Dec. 31, 1998         Dec. 31, 1999   Dec. 31, 1998
                                                    ------------------      -----------------       -------------   --------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                          $    356,274,468       $     286,987,238       $   2,511,544   $   2,720,676
      Net Realized Gain (Loss)
         from Investment Transactions                         441,562                 320,470                  --            (472)
                                                     ----------------       -----------------       -------------    ------------
Net Increase in Net Assets from Operations                356,716,030             287,307,708           2,511,544       2,720,204
                                                     ----------------       -----------------       -------------    ------------
Capital Transactions
      Proceeds from Capital Invested                   39,802,568,271          85,829,057,272         242,825,826     445,882,258
      Value of Capital Withdrawn                      (39,522,819,924)        (84,691,836,966)       (249,339,971)   (456,159,159)
                                                     ----------------       -----------------       -------------    ------------
Net Increase (Decrease) in Net Assets from
      Capital Transactions                                279,748,347           1,137,220,306          (6,514,145)    (10,276,901)
                                                     ----------------       -----------------       -------------    ------------
Total Increase (Decrease) in Net Assets                   636,464,377           1,424,528,013          (4,002,601)     (7,556,697)
Net Assets
Beginning of Year                                       5,464,252,989           4,039,724,975          78,054,298      85,610,995
                                                     ----------------       -----------------       -------------    ------------
End of Year                                          $  6,100,717,366       $   5,464,252,989       $  74,051,697   $  78,054,298
                                                     ================       =================       =============   =============




                                                                 Tax Free Money                      Treasury Money
                                                    -------------------------------------    ---------------------------------
                                                          For the            For the            For the           For the
                                                        year ended         year ended         year ended         year ended
                                                       Dec. 31, 1999      Dec. 31, 1998      Dec. 31, 1999      Dec. 31, 1998
                                                    -----------------   -----------------    -------------      --------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                         $   4,449,304       $       5,433,301    $    102,397,213  $     127,099,237
      Net Realized Gain (Loss)
        from Investment Transactions                      (11,949)                  2,973             (23,699)           236,294
                                                    -------------       -----------------    ----------------  -----------------
Net Increase in Net Assets from Operations              4,437,355               5,436,274         102,373,514        127,335,531
                                                    -------------       -----------------    ----------------  -----------------
Capital Transactions
      Proceeds from Capital Invested                  631,527,088           1,183,260,739       9,551,486,107     23,769,168,473
      Value of Capital Withdrawn                     (708,729,284)         (1,137,974,531)     (9,163,201,635)  (23,977,157,512)
                                                    -------------       -----------------    ----------------  -----------------
Net Increase (Decrease) in Net Assets from
      Capital Transactions                            (77,202,196)             45,286,208         388,284,472       (207,989,039)
                                                    -------------       -----------------    ----------------  -----------------
Total Increase (Decrease) in Net Assets               (72,764,841)             50,722,482         490,657,986        (80,653,508)
Net Assets
Beginning of Year                                     201,601,244             150,878,762       2,038,646,429      2,119,299,937
                                                    -------------       -----------------    ----------------  -----------------
End of Year                                         $ 128,836,403       $     201,601,244    $  2,529,304,415  $   2,038,646,429
                                                    =============       =================    ================  =================


                       See Notes to Financial Statements.

Portfolios

Financial Highlights


Contained below are selected ratios and supplemental data for each of the years indicated for each of the Portfolios.

                                                                                Cash Management
                                               -----------------------------------------------------------------------------------
                                                                         For the years ended December 31,
                                               -----------------------------------------------------------------------------------
                                                   1999            1998              1997               1996             1995
                                               -------------   -------------     -------------      -------------    -------------
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted)          $6,100,717      $5,464,253        $4,039,725         $3,261,910       $2,615,932
      Ratios to Average Net Assets:
      Net Investment Income                           5.04%           5.37%             5.43%              5.27%            5.77%
      Expenses After Waivers                          0.18%           0.18%             0.18%              0.18%            0.18%
      Expenses Before Waivers                         0.20%           0.20%             0.20%              0.20%            0.20%
      Decrease Reflected in Above Expense
        Ratios Due to Fee Waivers or Expense
        Reimbursements                                0.02%           0.02%             0.02%              0.02%            0.02%


                                                                               NY Tax Free Money
                                               -----------------------------------------------------------------------------------
                                                                         For the years ended December 31,
                                               -----------------------------------------------------------------------------------
                                                   1999            1998              1997               1996             1995
                                               -------------   -------------     -------------      -------------    -------------
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted)          $   74,052      $   78,054        $   85,611         $   76,033       $   70,933
      Ratios to Average Net Assets:
      Net Investment Income                           2.92%           3.17%             3.37%              3.18%            3.62%
      Expenses After Waivers                          0.20%           0.20%             0.20%              0.20%            0.20%
      Expenses Before Waivers                         0.24%           0.25%             0.23%              0.25%            0.24%
      Decrease Reflected in Above Expense
        Ratios Due to Fee Waivers or Expense
        Reimbursements                                0.04%           0.05%             0.03%              0.05%            0.04%


                                                                                 Tax Free Money
                                               -----------------------------------------------------------------------------------
                                                                         For the years ended December 31,
                                               -----------------------------------------------------------------------------------
                                                   1999           1998              1997               1996             1995
                                               -------------   ------------     -------------      -------------    -------------
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted)          $  128,836     $  201,601        $  150,879         $  117,714       $  119,703
      Ratios to Average Net Assets:
      Net Investment Income                           3.04%          3.26%             3.45%              3.34%            3.82%
      Expenses After Waivers                          0.20%          0.20%             0.20%              0.20%            0.20%
      Expenses Before Waivers                         0.22%          0.24%             0.22%              0.24%            0.23%
      Decrease Reflected in Above Expense
        Ratios Due to Fee Waivers or Expense
        Reimbursements                                0.02%          0.04%             0.02%              0.04%            0.03%


                                                                                 Treasury Money
                                               -----------------------------------------------------------------------------------
                                                                         For the years ended December 31,
                                               -----------------------------------------------------------------------------------
                                                   1999            1998              1997               1996             1995
                                               -------------   -------------     -------------      -------------    -------------
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted)          $2,529,304      $2,038,646        $2,119,300         $1,979,713       $1,941,082
      Ratios to Average Net Assets:
      Net Investment Income                           4.76%           5.23%             5.29%              5.14%            5.58%
      Expenses After Waivers                          0.20%           0.20%             0.20%              0.20%            0.20%
      Expenses Before Waivers                         0.20%           0.20%             0.20%              0.20%            0.21%
      Decrease Reflected in Above Expense
        Ratios Due to Fee Waivers or Expense
        Reimbursements                                0.00%(1)        0.00%(1)          0.00%(1)           0.00%(1)         0.01%


----------
(1) Less than 0.01%.



                       See Notes to Financial Statements.

Portfolios

Notes to Financial Statements


Note 1--Organization and Significant  Accounting Policies
A.  Organization
Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. The portfolios were organized as an unincorporated trust under the laws of New York and began operations as follows:

                                 Organization                Commencement
Portfolio                             Date                   of Operations
---------                         -------------             ---------------
Cash Management                   March 26, 1990              July 23, 1990
NY Tax Free Money                 March 26, 1990          February 19, 1991
Tax Free Money                    March 26, 1990          February 19, 1991
Treasury Money                    March 26, 1990              July 23, 1990

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolios.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of each Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolios are allocated pro rata among the investors in the respective Portfolios at the time of such determination.

D.  Repurchase Agreements
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to purchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E.  Federal Income Taxes
Each Portfolio is considered to be a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required on the Portfolios.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
Each Portfolio has entered in an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates for each of the respective Portfolios at December 31, 1999:

                                                        Annual
Portfolio                                                Rate
--------                                               --------
Cash Management                                          .05%
NY Tax Free Money                                        .05%
Tax Free Money                                           .05%
Treasury Money                                           .05%


Each Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates for each of the respective Portfolios at December 31, 1999:

                                                        Annual
Portfolio                                                Rate
--------                                               --------
Cash Management                                          .15%
NY Tax Free Money                                        .15%
Tax Free Money                                           .15%
Treasury Money                                           .15%


Bankers Trust has contractually agreed through April 30, 2000 to waive its fees and reimburse expenses of each

Portfolios

Notes to Financial Statements


Portfolio, to the extent necessary, to limit all expenses based upon an annual rate of the average daily net assets of the Portfolio. For the year ended December 31, 1999, the expenses of the respective Portfolios were limited as follows:

Fund                            Annual Rate
--------                         --------
Cash Management                    .18%
NY Tax Free Money                  .20%
Tax Free Money                     .20%
Treasury Money                     .20%

At December 31, 1999, the Portfolios were participants with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for these funds under the credit facility for the year ended December 31, 1999.

In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses in prior years.

Portfolios

Report of Independent Accountants


To the Trustees and Holders of Beneficial Interest of BT
Portfolios

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management, NY Tax Free Money, Tax Free Money, and Treasury Money Portfolios (four of the Portfolios comprising BT Portfolios, hereafter referred to as the "Portfolios") at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000

Cash Management Fund

Proxy Results (unaudited)


For the year ended December 31, 1999, the Bankers Trust Investment Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:

1.  To elect the Bankers Trust Investment Funds Board of Trustees.

                                            Shares               Shares Voted
                                             Voted                 Withheld
                                              For                  Authority
                                          ----------             ------------
        Mr. Charles P. Biggar             326,000,196               670,551
        Mr. S. Leland Dill                326,000,196               670,551
        Mr. Richard T. Hale               326,000,196               670,551
        Mr. Bruce E. Langton              326,000,196               670,551
        Mr. Philip Saunders, Jr.          326,000,196               670,551
        Mr. Harry Van Benschoten          326,000,196               670,551
        Dr. Martin J. Gruber              326,000,196               670,551
        Dr. Richard J. Herring            326,000,196               670,551


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                          For               Against               Abstain
                       --------             -------              --------
                      326,661,693            9,054                  --


3. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                          For               Against               Abstain
                       --------             -------              --------
                      326,003,303           667,444                --

Treasury Money Fund

Proxy Results (unaudited)


For the year ended December 31, 1999, the Bankers Trust Investment Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Investment Funds Board of Trustees.

                                           Shares             Shares Voted
                                            Voted               Withheld
                                             For                Authority
                                         ----------           ------------
        Mr. Charles P. Biggar            316,471,331             56,391
        Mr. S. Leland Dill               316,471,331             56,391
        Mr. Richard T. Hale              316,506,410             21,312
        Mr. Bruce E. Langton             316,471,331             56,391
        Mr. Philip Saunders, Jr.         316,506,410             21,312
        Mr. Harry Van Benschoten         316,471,331             56,391
        Dr. Martin J. Gruber             316,506,410             21,312
        Dr. Richard J. Herring           316,506,410             21,312


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                          For            Against         Abstain
                       --------          -------        --------
                      316,274,053        134,291         119,378


3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

                          For            Against         Abstain
                       --------          -------        --------
                      315,970,455        289,299         267,968


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.

                          For            Against         Abstain
                       --------          -------        --------
                      316,119,955        134,291         273,476


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                          For            Against         Abstain
                       --------          -------        --------
                      269,577,002      46,831,342        119,378

New York Tax Free Money Fund

Proxy Results (unaudited)


For the year ended December 31, 1999, the Bankers Trust Investment Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Investment Funds Board of Trustees.

                                         Shares              Shares Voted
                                          Voted                Withheld
                                           For                 Authority
                                       ----------             -----------
        Mr. Charles P. Biggar          52,180,747              1,150,013
        Mr. S. Leland Dill             52,180,747              1,150,013
        Mr. Richard T. Hale            52,180,747              1,150,013
        Mr. Bruce E. Langton           52,180,747              1,150,013
        Mr. Philip Saunders, Jr.       52,180,747              1,150,013
        Mr. Harry Van Benschoten       52,180,747              1,150,013
        Dr. Martin J. Gruber           52,180,747              1,150,013
        Dr. Richard J. Herring         52,180,747              1,150,013


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                          For             Against             Abstain
                       --------           -------            --------
                      52,037,443           4,053             1,289,264


3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

                          For             Against             Abstain
                       --------           -------            --------
                      52,037,443         1,120,665            172,652


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.

                          For             Against             Abstain
                       --------           -------            --------
                      52,037,443           4,053             1,289,264


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                          For             Against             Abstain
                       --------           -------            --------
                      53,322,869           7,891               --

Tax Free Money Fund

Proxy Results (unaudited)


For the year ended December 31, 1999, the Bankers Trust Investment Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Investment Funds Board of Trustees.

                                               Shares           Shares Voted
                                                Voted             Withheld
                                                 For              Authority
                                             ----------         ------------
        Mr. Charles P. Biggar                95,813,601            308,348
        Mr. S. Leland Dill                   95,813,601            308,348
        Mr. Richard T. Hale                  95,813,601            308,348
        Mr. Bruce E. Langton                 95,813,601            308,348
        Mr. Philip Saunders, Jr.             95,813,601            308,348
        Mr. Harry Van Benschoten             95,813,601            308,348
        Dr. Martin J. Gruber                 95,813,601            308,348
        Dr. Richard J. Herring               95,813,601            308,348


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                          For               Against             Abstain
                       --------             -------            --------
                      95,263,984            857,965               --


3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

                          For               Against             Abstain
                       --------             -------            --------
                      95,172,143            949,806               --


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.

                          For               Against             Abstain
                       --------             -------            --------
                      95,263,984            857,965               --


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                          For               Against             Abstain
                       --------             -------            --------
                      95,029,151            92,798               --

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                                 BT Service Center
                                          P.O. Box 219210
                                          Kansas City, MO 64121-9210
or call our toll-free number:             1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.






Cash Management Fund                                 CUSIP#s: 055922108
Treasury Money Fund                                           055922405
NY Tax Free Money Fund                                        055922207
Tax Free Money Fund                                           055922306
BT Investment Funds                                  COMBMONANN (12/99)

Distributed by:
ICC Distributors, Inc.